UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way 3rd Floor Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.2%

	Airlines 2.7%
185,476	Allegiant Travel Co.	$28,702,411
388,831	Spirit Airlines, Inc.*	17,439,070

		46,141,481

	Application Software 6.1%
436,556	Guidewire Software, Inc.*	32,418,649
215,318	Tyler Technologies, Inc.*	38,122,052
144,176	Ultimate Software Group, Inc. (The)*	31,463,528

		102,004,229

	Asset Management & Custody Banks 1.5%
709,755	Hamilton Lane, Inc., Class A	25,118,229

	Automotive Retail 3.0%
873,398	Monro, Inc.	49,740,016

	Biotechnology 3.4%
1,908,420	Abcam plc (United Kingdom)	27,183,708
831,551	Sangamo Therapeutics Inc.*	13,637,437
311,800	Seattle Genetics, Inc.*	16,681,300

		57,502,445

	Building Products 2.6%
402,793	Trex Co., Inc.*	43,658,733

	Consumer Finance 2.2%
112,207	Credit Acceptance Corp.*	36,296,720

	Data Processing & Outsourced Services 2.0%
390,466	Euronet Worldwide, Inc.*	32,904,570

	Distributors 2.1%
274,868	Pool Corp.	35,636,636

	Diversified Banks 1.2%
7,321,641	City Union Bank Ltd. (India)	20,636,297

	Diversified Support Services 5.9%
1,158,015	Copart, Inc.*	50,014,668
934,132	Healthcare Services Group, Inc.	49,247,439

		99,262,107

	General Merchandise Stores 1.8%
581,194	Ollie’s Bargain Outlet Holdings, Inc.*	30,948,581

	Health Care Equipment 1.7%
282,714	Cantel Medical Corp.	29,082,789

	Health Care Facilities 2.0%
1,489,903	Ensign Group, Inc. (The)	33,075,847

	Health Care REITs 1.0%
1,033,820	CareTrust REIT, Inc.	17,326,823

	Health Care Supplies 1.7%
349,804	Neogen Corp.*	28,757,387

	Homebuilding 1.0%
226,915	Installed Building Products, Inc.*	17,234,194

	Industrial Machinery 8.5%
674,753	Altra Industrial Motion Corp.	34,007,551
664,239	Barnes Group, Inc.	42,026,402
324,302	RBC Bearings, Inc.*	40,991,773

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
411,799	Sun Hydraulics Corp.	$26,639,277

		143,665,003

	Industrial REITs 1.4%
1,343,329	Monmouth Real Estate Investment Corp.	23,911,256

	Internet & Direct Marketing Retail 1.2%
254,856	Wayfair, Inc., Class A*	20,457,291

	Internet Software & Services 4.1%
397,730	Cimpress N.V.*	47,679,873
429,592	Envestnet, Inc.*	21,415,161

		69,095,034

	IT Consulting & Other Services 4.8%
319,418	EPAM Systems, Inc.*	34,315,076
444,522	InterXion Holding N.V.* (Netherlands)	26,195,681
377,986	Luxoft Holding, Inc.* (Switzerland)	21,053,820

		81,564,577

	Leisure Facilities 2.2%
1,086,506	Planet Fitness, Inc., Class A*	37,625,703

	Life Sciences Tools & Services 3.0%
452,985	ICON plc* (Ireland)	50,802,269

	Managed Health Care 1.2%
439,385	HealthEquity, Inc.*	20,501,704

	Personal Products 1.1%
283,139	Nu Skin Enterprises, Inc., Class A	19,318,574

	Real Estate Services 1.1%
374,039	HFF, Inc., Class A	18,193,257

	Regional Banks 11.9%
756,231	Eagle Bancorp, Inc.*	43,785,775
340,636	Independent Bank Corp.	23,793,425
727,101	Metro Bank plc* (United Kingdom)	35,183,985
305,049	South State Corp.	26,585,020
436,026	Texas Capital Bancshares, Inc.*	38,762,711
564,573	Webster Financial Corp.	31,706,420

		199,817,336

	Semiconductors 1.6%
237,314	Monolithic Power Systems, Inc.	26,664,601

	Specialty Chemicals 2.2%
461,056	Balchem Corp.	37,161,114

	Specialty Stores 1.8%
463,347	Five Below, Inc.*	30,729,173

	Systems Software 2.7%
642,523	Fortinet, Inc.*	28,071,830
188,794	Proofpoint, Inc.*	16,766,795

		44,838,625

	Trading Companies & Distributors 3.5%
230,209	SiteOne Landscape Supply, Inc.*	17,657,030
605,434	WESCO International, Inc.*	41,260,327

		58,917,357

	Trucking 5.0%
778,810	Knight-Swift Transportation Holdings, Inc.	34,049,573

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
375,268	Old Dominion Freight Line, Inc.	$49,366,506

		83,416,079

	Total Common Stocks (cost $1,036,958,930)	1,672,006,037

	PREFERRED STOCKS 0.3%

	Systems Software 0.3%
209,500	DocuSign, Inc., Series F Pfd.* *** †	4,548,245

	Total Preferred Stocks (cost $4,000,005)	4,548,245

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
$11,391,838	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $11,680,000 of United States Treasury Notes 1.250% due 12/31/18; value: $11,622,791; repurchase proceeds: $11,392,091 (cost $11,391,838)	$11,391,838

	Total Short-Term Investments (cost $11,391,838)	11,391,838

	Total Investments (cost $1,052,350,773) 100.2%	1,687,946,120
	Liabilities less Other Assets (0.2%)	(3,006,714)

	NET ASSETS 100.0%	$1,684,939,406

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
India	1.2
Ireland	3.0
Netherlands	1.6
Switzerland	1.3
United Kingdom	3.7
United States	89.2

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.2%

	Apparel, Accessories & Luxury Goods 3.9%
25,724	Page Industries Ltd. (India)	$10,277,106

	Asset Management & Custody Banks 0.5%
294,605	Edelweiss Financial Services Ltd. (India)	1,369,692

	Auto Parts & Equipment 5.8%
4,993	Bosch Ltd. (India)	1,571,101
539,509	Endurance Technologies Ltd. (India)	11,495,550
20,185	WABCO India Ltd. (India)	2,294,343

		15,360,994

	Building Products 4.0%
484,837	Kajaria Ceramics Ltd. (India)	5,537,522
367,260	Somany Ceramics Ltd. (India)	5,253,353

		10,790,875

	Cable & Satellite 0.5%
3,130,288	SITI Networks Ltd.* (India)	1,267,760

	Commodity Chemicals 6.0%
1,597,915	Berger Paints India Ltd. (India)	7,009,772
589,776	Gulf Oil Lubricants India Ltd. (India)	9,064,592

		16,074,364

	Consumer Finance 11.2%
1,014,582	AU Small Finance Bank Ltd.* (India)	10,592,886
467,386	Bajaj Finance Ltd. (India)	12,887,852
366,215	MAS Financial Services Ltd. (India)	3,581,967
275,056	Repco Home Finance Ltd. (India)	2,945,020

		30,007,725

	Department Stores 3.5%
394,927	V-Mart Retail Ltd. (India)	9,219,243

	Diversified Banks 5.9%
120,231	HDFC Bank Ltd. ADR (India)	12,223,886
138,349	IndusInd Bank Ltd. (India)	3,570,814

		15,794,700

	Diversified Chemicals 3.4%
638,097	Pidilite Industries Ltd. (India)	9,015,985

	Electrical Components & Equipment 3.7%
755,200	Amara Raja Batteries Ltd. (India)	9,944,704

	Financial Exchanges & Data 1.3%
116,122	CRISIL Ltd. (India)	3,405,748

	Food Retail 0.9%
136,458	Avenue Supermarts Ltd.* (India)	2,519,537

	Health Care Services 3.2%
614,067	Dr. Lal PathLabs Ltd. (India)	8,485,482

	Hotels, Resorts & Cruise Lines 1.7%
1,671,385	Byke Hospitality Ltd. (The) (India)	4,557,668

	Housewares & Specialties 1.9%
528,457	LA Opala RG Ltd. (India)	5,061,232

	Human Resource & Employment Services 4.4%
645,149	Quess Corp. Ltd.* (India)	11,603,636

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Conglomerates 1.9%
16,805	3M India Ltd.* (India)	$5,002,467

	Industrial Machinery 2.5%
1,376,864	Elgi Equipments Ltd. (India)	6,644,066

	Internet & Direct Marketing Retail 3.3%
297,873	MakeMyTrip Ltd.* (India)	8,891,509

	Life & Health Insurance 2.5%
642,669	ICICI Prudential Life Insurance Co. Ltd. (India)	3,856,366
308,210	Max Financial Services Ltd.* (India)	2,834,504

		6,690,870

	Life Sciences Tools & Services 3.9%
593,786	Divi’s Laboratories Ltd. (India)	10,272,816

	Packaged Foods & Meats 4.9%
85,856	Britannia Industries Ltd. (India)	6,342,536
345,540	Manpasand Beverages Ltd. (India)	2,380,384
1,246,724	Prabhat Dairy Ltd. (India)	4,406,579

		13,129,499

	Personal Products 4.3%
405,357	Dabur India Ltd. (India)	2,221,200
399,657	Godrej Consumer Products Ltd. (India)	6,261,517
21,109	Procter & Gamble Hygiene & Health Care Ltd. (India)	3,098,180

		11,580,897

	Pharmaceuticals 0.5%
142,978	Amrutanjan Health Care Ltd. (India)	1,458,285

	Property & Casualty Insurance 1.0%
224,971	ICICI Lombard General Insurance Co. Ltd. (India)	2,764,753

	Specialty Chemicals 3.2%
312,472	Asian Paints Ltd. (India)	5,678,861
630,220	SH Kelkar & Co. Ltd. (India)	2,934,000

		8,612,861

	Thrifts & Mortgage Finance 7.4%
320,256	GRUH Finance Ltd. (India)	2,513,779
422,889	Housing Development Finance Corp. Ltd. (India)	11,332,915
277,048	PNB Housing Finance Ltd. (India)	5,801,178

		19,647,872

	Total Common Stocks (cost $187,104,790)	259,452,346

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.1%

	Repurchase Agreement 3.1%
$8,190,411	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $8,400,000 of United States Treasury Notes 1.250% due 12/31/18; value: $8,358,857; repurchase proceeds: $8,190,593 (cost $8,190,411)	$8,190,411

	Total Short-Term Investments (cost $8,190,411)	8,190,411

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	Total Investments (cost $195,295,201) 100.3%	$267,642,757
	Liabilities less Other Assets (0.3%)	(714,430)

	NET ASSETS 100.0%	$266,928,327

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Airport Services 4.1%
106,469	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$1,093,795
43,656	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	796,321

		1,890,116

	Apparel, Accessories & Luxury Goods 2.4%
2,814	Page Industries Ltd. (India)	1,124,233

	Biotechnology 3.7%
3,828	Medytox, Inc. (Korea)	1,733,872

	Cable & Satellite 4.5%
7,609	Naspers Ltd., Class N (South Africa)	2,122,341

	Commodity Chemicals 3.1%
324,219	Berger Paints India Ltd. (India)	1,422,292

	Consumer Finance 5.5%
93,146	Bajaj Finance Ltd. (India)	2,568,438

	Diversified Banks 8.9%
49,848	HDFC Bank Ltd. (India)	1,461,526
190,876	Kasikornbank Public Co. Ltd. (Thailand)	1,399,796
810,964	PT Bank Central Asia Tbk (Indonesia)	1,309,019

		4,170,341

	Drug Retail 4.7%
79,958	Raia Drogasil S.A. (Brazil)	2,211,968

	Food Retail 3.0%
7,209	BGF retail Co. Ltd.* (Korea)	1,414,057

	Health Care Facilities 5.3%
711,937	Bangkok Dusit Medical Services Public Co. Ltd., Class F (Thailand)	456,566
52,252	NMC Health plc (United Arab Emirates)	2,035,312

		2,491,878

	Highways & Railtracks 1.7%
78,557	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	776,161

	Home Furnishings 2.2%
95,000	Nien Made Enterprise Co. Ltd. (Taiwan)	1,015,172

	Household Appliances 2.6%
184,000	Techtronic Industries Co. Ltd. (Hong Kong)	1,199,921

	Industrial Machinery 1.6%
103,135	Weg S.A. (Brazil)	749,880

	Internet & Direct Marketing Retail 6.7%
37,970	Ctrip.com International Ltd., ADR* (China)	1,674,477
48,706	MakeMyTrip Ltd.* (India)	1,453,874

		3,128,351

	Internet Software & Services 13.0%
14,755	Alibaba Group Holding Ltd., ADR* (China)	2,544,205
2,766	MercadoLibre, Inc. (Brazil)	870,349
50,825	Tencent Holdings Ltd. (China)	2,641,155

		6,055,709

	Life & Health Insurance 4.7%
75,447	Discovery Ltd. (South Africa)	1,134,221

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
179,086	ICICI Prudential Life Insurance Co. Ltd. (India)	$1,074,614

		2,208,835

	Marine Ports & Services 1.8%
396,390	International Container Terminal Services, Inc. (Philippines)	837,723

	Packaged Foods & Meats 5.9%
12,000	Britannia Industries Ltd. (India)	886,489
53,838	M Dias Branco S.A. (Brazil)	845,606
407,905	Vitasoy International Holdings Ltd. (China)	1,044,190

		2,776,285

	Personal Products 3.4%
39,160	Godrej Consumer Products Ltd. (India)	613,529
891	LG Household & Health Care Ltd. (Korea)	989,584

		1,603,113

	Regional Banks 1.6%
166,903	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	741,121

	Semiconductors 1.3%
26,202	Silergy Corp. (Taiwan)	598,732

	Specialty Chemicals 2.7%
70,454	Asian Paints Ltd. (India)	1,280,430

	Technology Hardware, Storage & Peripherals 1.8%
55,672	Ennoconn Corp. (Taiwan)	841,857

	Thrifts & Mortgage Finance 2.6%
56,811	PNB Housing Finance Ltd. (India)	1,189,580

	Total Common Stocks (cost $34,012,037)	46,152,406

	PREFERRED STOCKS 1.9%

	Diversified Banks 1.9%
89,856	Banco Davivienda S.A., 3.17% (Colombia)	901,438

	Total Preferred Stocks (cost $834,833)	901,438

	Total Investments (cost $34,846,870) 100.7%§	47,053,844
	Liabilities less Other Assets (0.7%)	(336,491)

	NET ASSETS 100.0%	$46,717,353

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.34%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	9.9
China	16.8
Colombia	1.9
Hong Kong	2.6
India	27.8
Indonesia	2.8
Korea	8.8
Mexico	7.2
Philippines	1.8
South Africa	6.9
Taiwan	5.2
Thailand	4.0
United Arab Emirates	4.3

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.3%

	Air Freight & Logistics 0.7%
3,856,900	Aramex PJSC (United Arab Emirates)	$4,515,600

	Airport Services 2.5%
1,740,512	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	9,021,009
409,002	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	7,460,529

		16,481,538

	Application Software 0.5%
525,300	Linx S.A. (Brazil)	3,392,097

	Asset Management & Custody Banks 0.5%
1,739,472	Peregrine Holdings Ltd. (South Africa)	3,590,714

	Auto Parts & Equipment 1.8%
2,007,768	Minth Group Ltd. (Hong Kong)	12,116,739

	Automobile Manufacturers 0.7%
282,565	Indus Motor Co. Ltd. (Pakistan)	4,301,850

	Automotive Retail 3.9%
11,055,124	China Yongda Automobiles Services Holdings Ltd. (China)	12,720,782
5,119,500	China ZhengTong Auto Services Holdings Ltd. (China)	5,183,159
3,463,735	Zhongsheng Group Holdings Ltd. (China)	7,909,154

		25,813,095

	Biotechnology 3.0%
76,638	China Biologic Products Holdings, Inc.* (China)	6,036,775
30,877	Medytox, Inc. (Korea)	13,985,575

		20,022,350

	Building Products 1.7%
980,635	Kajaria Ceramics Ltd. (India)	11,200,234

	Commodity Chemicals 1.7%
2,322,946	Berger Paints India Ltd. (India)	10,190,355
785,059	TOA Paint Thailand Public Co. Ltd.* (Thailand)	782,891

		10,973,246

	Communications Equipment 0.4%
201,201	Advanced Ceramic X Corp. (Taiwan)	2,697,690

	Consumer Finance 7.9%
561,997	AU Small Finance Bank Ltd.* (India)	5,867,609
228,204	Bajaj Finance Ltd. (India)	6,292,570
186,833	Credito Real S.A.B. de C.V. SOFOM ER (Mexico)	233,369
105,547	KRUK S.A. (Poland)	7,929,025
4,433,175	Muangthai Leasing Public Co. Ltd. (Thailand)	5,271,112
376,563	Repco Home Finance Ltd. (India)	4,031,854
5,846,549	Srisawad Corp. Public Co. Ltd. (Thailand)	11,705,656
3,247,251	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	11,061,710

		52,392,905

	Data Processing & Outsourced Services 0.5%
5,757,627	My EG Services Berhad (Malaysia)	3,172,599

	Department Stores 0.9%
470,946	Poya International Co. Ltd. (Taiwan)	5,895,035

	Diversified Banks 3.4%
1,093,710	Moneta Money Bank AS (Czech Republic)	4,232,278
1,449,284	Security Bank Corp. (Philippines)	7,298,678

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
578,994	TCS Group Holding plc GDR (Russia)	$10,914,037

		22,444,993

	Diversified Chemicals 1.0%
482,907	Pidilite Industries Ltd. (India)	6,823,229

	Diversified Support Services 1.1%
9,452,000	Greentown Service Group Co. Ltd. (China)	7,403,987

	Drug Retail 4.3%
933,516	Clicks Group Ltd. (South Africa)	13,666,418
522,207	Raia Drogasil S.A. (Brazil)	14,446,398

		28,112,816

	Electrical Components & Equipment 3.3%
345,670	Amara Raja Batteries Ltd. (India)	4,551,888
677,580	Bizlink Holding, Inc. (Taiwan)	6,341,248
615,021	Voltronic Power Technology Corp. (Taiwan)	10,643,541

		21,536,677

	Electronic Components 2.0%
68,340	Chunghwa Precision Test Tech Co. Ltd. (Taiwan)	2,629,477
372,851	Sunny Optical Technology Group Co. Ltd. (China)	4,767,507
22,575,232	Tongda Group Holdings Ltd. (China)	5,779,001

		13,175,985

	Electronic Equipment & Instruments 3.1%
2,418,616	Chroma ATE, Inc. (Taiwan)	13,166,517
196,232	SFA Engineering Corp. (Korea)	7,102,882

		20,269,399

	Fertilizers & Agricultural Chemicals 1.3%
50,042	Bayer CropScience Ltd. (India)	3,527,303
417,405	UPL Ltd. (India)	4,983,160

		8,510,463

	Food Retail 1.0%
33,221	BGF retail Co. Ltd.* (Korea)	6,516,593

	Footwear 1.0%
82,550	CCC S.A. (Poland)	6,758,715

	General Merchandise Stores 2.9%
804,532	Magazine Luiza S.A. (Brazil)	19,447,885

	Health Care Equipment 1.3%
168,367	DIO Corp.* (Korea)	5,575,274
85,016	Value Added Technologies Co. Ltd. (Korea)	2,699,832

		8,275,106

	Health Care Facilities 1.1%
192,236	NMC Health plc (United Arab Emirates)	7,487,948

	Health Care Services 0.4%
204,410	Dr. Lal PathLabs Ltd. (India)	2,824,639

	Health Care Supplies 0.1%
785,069	Yestar Healthcare Holdings Co. Ltd. (China)	333,608

	Highways & Railtracks 2.3%
2,425,750	EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	8,998,906
8,628,875	Yuexiu Transport Infrastructure Ltd. (China)	6,339,523

		15,338,429

	Home Furnishings 3.3%
32,915	Hanssem Co. Ltd. (Korea)	5,527,772
11,677,122	Man Wah Holdings Ltd. (China)	11,104,913

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
477,878	Nien Made Enterprise Co. Ltd. (Taiwan)	$5,106,615

		21,739,300

	Hotels, Resorts & Cruise Lines 2.6%
51,060	China Lodging Group Ltd., ADR (China)	7,374,596
7,213,891	Minor International Public Co. Ltd. (Thailand)	9,684,189

		17,058,785

	Human Resource & Employment Services 2.4%
262,851	51job, Inc. ADR* (China)	15,994,483

	Industrial Conglomerates 1.4%
29,938	3M India Ltd.* (India)	8,911,864

	Industrial Machinery 1.9%
688,583	Airtac International Group (Taiwan)	12,379,384

	Internet & Direct Marketing Retail 0.8%
176,041	MakeMyTrip Ltd.* (India)	5,254,824

	Life & Health Insurance 0.6%
395,185	Max Financial Services Ltd.* (India)	3,634,383

	Marine 0.5%
3,546,597	SITC International Holdings Co. Ltd. (China)	3,504,448

	Marine Ports & Services 1.1%
3,500,325	International Container Terminal Services, Inc. (Philippines)	7,397,522

	Movies & Entertainment 1.5%
94,699	Loen Entertainment, Inc. (Korea)	9,951,555

	Oil & Gas Exploration & Production 0.7%
320,419	Parex Resources, Inc.* (Colombia)	4,629,124

	Packaged Foods & Meats 3.3%
101,103	Britannia Industries Ltd. (India)	7,468,894
555,410	Manpasand Beverages Ltd. (India)	3,826,153
4,207,243	Vitasoy International Holdings Ltd. (China)	10,770,060

		22,065,107

	Pharmaceuticals 1.4%
13,017,213	China Animal Healthcare Ltd.* *** (China)	16,661
10,590	Hanmi Pharm Co. Ltd.* (Korea)	5,765,508
246,143	Natco Pharma Ltd. (India)	3,713,693

		9,495,862

	Real Estate Operating Companies 0.8%
1,678,421	Parque Arauco S.A. (Chile)	5,195,632

	Regional Banks 1.6%
633,428	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	3,469,880
27,055,460	PT Bank Tabungan Negara Tbk (Indonesia)	7,119,071

		10,588,951

	Research & Consulting Services 0.0%
1	Sporton International, Inc. (Taiwan)	5

	Restaurants 1.6%
708,984	Gourmet Master Co. Ltd. (Taiwan)	10,363,696

	Semiconductor Equipment 2.6%
141,779	Koh Young Technology, Inc. (Korea)	10,925,942
184,413	TES Co. Ltd. (Korea)	6,549,828

		17,475,770

	Semiconductors 6.6%
550,645	ASPEED Technology, Inc. (Taiwan)	13,285,720

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
262,982	eMemory Technology, Inc. (Taiwan)	$3,773,487
321,735	Parade Technologies Ltd. (Taiwan)	6,367,993
495,352	Silergy Corp. (Taiwan)	11,319,098
968,760	Win Semiconductors Corp. (Taiwan)	9,212,799

		43,959,097

	Specialty Chemicals 2.4%
20,208,824	D&L Industries, Inc. (Philippines)	4,477,355
122,492	Frutarom Industries Ltd. (Israel)	11,437,257

		15,914,612

	Systems Software 0.5%
103,918	Douzone Bizon Co. Ltd. (Korea)	3,225,101

	Technology Hardware, Storage & Peripherals 1.7%
737,158	Ennoconn Corp. (Taiwan)	11,147,104

	Thrifts & Mortgage Finance 0.7%
234,294	PNB Housing Finance Ltd. (India)	4,905,941

	Total Common Stocks (cost $407,752,207)	636,618,714

	PREFERRED STOCKS 1.2%

	Personal Products 1.2%
12,371	LG Household & Health Care Ltd., 1.30% (Korea)	8,057,036

	Total Preferred Stocks (cost $5,366,272)	8,057,036

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.9%

	Repurchase Agreement 2.9%
$19,279,296	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $19,765,000 of United States Treasury Notes 1.250% due 12/31/18; value: $19,668,191; repurchase proceeds: $19,279,724 (cost $19,279,296)	$19,279,296
	Total Short-Term Investments (cost $19,279,296)	19,279,296

	Total Investments (cost $432,397,775) 100.4%§	663,955,046
	Liabilities less Other Assets (0.4%)	(2,477,753)

	NET ASSETS 100.0%	$661,477,293

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 13.02%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2017, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	7.2
Chile	0.8
China	16.3
Colombia	0.7
Czech Republic	0.6
Hong Kong	1.9
India	15.2
Indonesia	1.1
Israel	1.8
Korea	13.3
Malaysia	0.5
Mexico	4.8
Pakistan	0.7
Philippines	3.0
Poland	2.3
Russia	1.7
South Africa	2.7
Taiwan	19.3
Thailand	4.2
United Arab Emirates	1.9

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.6%

	Aerospace & Defense 0.8%
191,003	Aselsan Elektronik Sanayi Ve Ticaret A.S. (Turkey)	$1,602,399

	Air Freight & Logistics 3.7%
6,065,527	Aramex PJSC (United Arab Emirates)	7,101,427

	Airport Services 1.3%
538,800	Airports Corp. of Vietnam JSC (Vietnam)	2,574,301

	Apparel, Accessories & Luxury Goods 1.1%
340,000	Phu Nhuan Jewelry JSC (Vietnam)	2,051,169

	Automobile Manufacturers 2.1%
435,279	Honda Atlas Cars Pakistan Ltd. (Pakistan)	2,023,544
128,470	Indus Motor Co. Ltd. (Pakistan)	1,955,864

		3,979,408

	Cable & Satellite 4.3%
29,713	Naspers Ltd., Class N (South Africa)	8,287,700

	Commodity Chemicals 1.2%
91,365	Berger Paints Bangladesh Ltd. (Bangladesh)	2,266,138

	Construction Materials 0.7%
1,127,500	DG Khan Cement Co. Ltd. (Pakistan)	1,366,283

	Consumer Finance 5.3%
2,245,200	Srisawad Corp. Public Co. Ltd. (Thailand)	4,495,222
904,037	Transaction Capital Ltd. (South Africa)	1,220,240
1,306,320	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	4,449,959

		10,165,421

	Diversified Banks 20.6%
3,239,524	Banca Transilvania S.A. (Romania)	1,774,648
446,190	Bank for Foreign Trade of Vietnam JSC (Vietnam)	1,066,895
636,556	BDO Unibank, Inc. (Philippines)	2,091,249
340,479	CIMB Group Holdings Berhad (Malaysia)	550,218
658,651	Commercial International Bank S.A.E (Egypt)	2,852,425
37,890	Credicorp Ltd. (Peru)	7,859,523
111,542	Grupo Financiero Galicia S.A., ADR (Argentina)	7,345,041
206,025	Grupo Supervielle S.A., ADR (Argentina)	6,040,653
750,000	HDBank* *** (Vietnam)	1,056,850
2,673,215	National Bank of Kuwait SAK (Kuwait)	6,455,203
112,150	TBC Bank Group plc (Georgia)	2,649,840

		39,742,545

	Diversified Real Estate Activities 3.9%
5,655,926	Ayala Land, Inc. (Philippines)	5,053,171
824,787	Consultatio S.A. (Argentina)	2,533,037

		7,586,208

	Education Services 1.6%
240,700	Human Soft Holding Co. KSC (Kuwait)	2,982,032

	Electric Utilities 1.3%
36,895	Pampa Energia S.A., ADR* (Argentina)	2,482,296

	Financial Exchanges & Data 2.5%
259,870	Bolsas y Mercados Argentinos S.A.* (Argentina)	4,743,936

	Food Retail 7.7%
101,542	BIM Birlesik Magazalar A.S. (Turkey)	2,092,186
1,891,100	CP ALL Public Co. Ltd. (Thailand)	4,468,079

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
3,624,713	Philippine Seven Corp. (Philippines)	$8,306,634

		14,866,899

	Health Care Facilities 5.9%
10,508,945	Cleopatra Hospital* (Egypt)	2,854,792
219,856	NMC Health plc (United Arab Emirates)	8,563,798

		11,418,590

	Industrial Conglomerates 1.9%
187,205	SM Investments Corp. (Philippines)	3,712,599

	Internet Software & Services 0.6%
3,578	MercadoLibre, Inc. (Brazil)	1,125,853

	Multi-Sector Holdings 2.5%
240,575	Ayala Corp. (Philippines)	4,891,499

	Oil & Gas Storage & Transportation 3.9%
336,099	Transportadora de Gas del Sur S.A., ADR* (Argentina)	7,471,481

	Packaged Foods & Meats 7.5%
979,824	Alicorp S.A. (Peru)	3,203,125
723,674	Olympic Industries Ltd. (Bangladesh)	2,480,009
948,685	Vietnam Dairy Products JSC (Vietnam)	8,714,417

		14,397,551

	Pharmaceuticals 3.9%
273,310	Abbott Laboratories Pakistan Ltd. (Pakistan)	1,733,729
642,243	Searle Company Ltd. (The) (Pakistan)	1,828,079
1,104,868	Square Pharmaceuticals Ltd. (Bangladesh)	3,986,425

		7,548,233

	Real Estate Development 0.2%
328,670	Nam Long Investment Corp. (Vietnam)	435,641

	Real Estate Operating Companies 1.3%
3,209,109	SM Prime Holdings, Inc. (Philippines)	2,410,689

	Restaurants 2.3%
37,684	AmRest Holdings SE* (Poland)	4,438,570

	Specialty Chemicals 1.5%
13,233,697	D&L Industries, Inc. (Philippines)	2,931,985

	Technology Distributors 3.6%
2,777,400	FPT Corp. (Vietnam)	6,983,555

	Wireless Telecommunication Services 3.4%
24,842,338	Safaricom Ltd. (Kenya)	6,502,599

	Total Common Stocks (cost $133,669,801)	186,067,007

	PREFERRED STOCKS 3.3%

	Diversified Banks 3.3%
622,344	Banco Davivienda S.A., 3.17% (Colombia)	6,243,375

	Total Preferred Stocks (cost $6,268,387)	6,243,375

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$2,542,672	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $2,610,000 of United States Treasury Notes 1.250% due 12/31/18; value: $2,597,216; repurchase proceeds: $2,542,728 (cost $2,542,672)	$2,542,672

	Total Short-Term Investments (cost $2,542,672)	2,542,672

	Total Investments (cost $142,480,860) 101.2%§	194,853,054
	Liabilities less Other Assets (1.2%)§§	(2,265,939)

	NET ASSETS 100.0%	$192,587,115

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.12%.

§§ Liabilities less Other Assets included USD held in Zimbabwe, which was fair valued during the period (see Note 7).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Argentina	15.9
Bangladesh	4.5
Brazil	0.6
Colombia	3.3
Egypt	3.0
Georgia	1.4
Kenya	3.4
Kuwait	4.9
Malaysia	0.3
Mexico	2.3
Pakistan	4.6
Peru	5.8
Philippines	15.3
Poland	2.3
Romania	0.9
South Africa	4.9
Thailand	4.7
Turkey	1.9
United Arab Emirates	8.1
Vietnam	11.9

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.3%

	Airlines 2.2%
9,781	Allegiant Travel Co.	$1,513,610
20,845	Spirit Airlines, Inc.*	934,898

		2,448,508

	Apparel, Accessories & Luxury Goods 1.0%
29,471	Ted Baker plc (United Kingdom)	1,078,715

	Application Software 8.7%
15,338	Aveva Group plc (United Kingdom)	572,593
54,736	Callidus Software, Inc.*	1,568,186
22,584	Globant S.A.* (Argentina)	1,049,253
21,498	HubSpot, Inc.*	1,900,423
5,795	Tyler Technologies, Inc.*	1,026,005
9,300	Ultimate Software Group, Inc. (The)*	2,029,539
40,680	Zendesk, Inc.*	1,376,611

		9,522,610

	Automotive Retail 1.7%
31,982	Monro, Inc.	1,821,375

	Biotechnology 8.2%
68,523	Abcam plc (United Kingdom)	976,048
12,499	China Biologic Products Holdings, Inc.* (China)	984,546
28,336	Exact Sciences Corp.*	1,488,773
6,844	Medytox, Inc. (Korea)	3,099,954
81,445	Sangamo Therapeutics Inc.*	1,335,698
20,145	Seattle Genetics, Inc.*	1,077,758

		8,962,777

	Building Products 4.3%
156,362	Somany Ceramics Ltd. (India)	2,236,630
22,970	Trex Co., Inc.*	2,489,718

		4,726,348

	Consumer Finance 5.3%
38,232	Bajaj Finance Ltd. (India)	1,054,222
4,363	Credit Acceptance Corp.*	1,411,343
768,183	Srisawad Corp. Public Co. Ltd. (Thailand)	1,538,016
514,200	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,751,614

		5,755,195

	Data Processing & Outsourced Services 0.6%
7,500	GMO Payment Gateway, Inc. (Japan)	620,368

	Diversified Chemicals 1.1%
83,506	Pidilite Industries Ltd. (India)	1,179,897

	Diversified Real Estate Activities 1.0%
49,218	Patrizia Immobilien AG* (Germany)	1,141,813

	Diversified Support Services 2.4%
59,620	Copart, Inc.*	2,574,988

	Drug Retail 0.9%
6,190	Ain Holdings, Inc. (Japan)	369,725
2,970	Cosmos Pharmaceutical Corp. (Japan)	620,227

		989,952

	Electrical Components & Equipment 2.0%
83,841	Amara Raja Batteries Ltd. (India)	1,104,044

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
59,841	Voltronic Power Technology Corp. (Taiwan)	$1,035,607

		2,139,651

	Food Retail 0.0%
2,600	Avenue Supermarts Ltd.* (India)	48,006

	General Merchandise Stores 3.5%
43,344	Ollie’s Bargain Outlet Holdings, Inc.*	2,308,068
25,084	Seria Co. Ltd. (Japan)	1,513,834

		3,821,902

	Health Care Equipment 3.9%
15,622	Cantel Medical Corp.	1,607,035
13,403	Cochlear Ltd. (Australia)	1,790,671
27,621	DIO Corp.* (Korea)	914,637

		4,312,343

	Health Care Facilities 1.8%
86,731	Ensign Group, Inc. (The)	1,925,428

	Health Care Services 1.0%
79,347	Dr. Lal PathLabs Ltd. (India)	1,096,456

	Health Care Supplies 0.9%
13,644	Sartorius Stedim Biotech (France)	986,992

	Health Care Technology 0.6%
18,780	M3, Inc. (Japan)	660,863

	Highways & Railtracks 1.5%
440,900	EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	1,635,625

	Homebuilding 3.4%
20,812	Installed Building Products, Inc.*	1,580,671
28,561	LGI Homes, Inc.*	2,142,932

		3,723,603

	Industrial Conglomerates 1.3%
4,800	3M India Ltd.* (India)	1,428,851

	Industrial Machinery 3.3%
8,418	RBC Bearings, Inc.*	1,064,035
384,824	Rotork plc (United Kingdom)	1,386,734
17,805	Sun Hydraulics Corp.	1,151,805

		3,602,574

	Internet & Direct Marketing Retail 4.1%
79,761	MakeMyTrip Ltd.* (India)	2,380,866
19,325	Wayfair, Inc., Class A*	1,551,217
33,275	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	609,242

		4,541,325

	Internet Software & Services 6.3%
12,716	Cimpress N.V.*	1,524,394
29,989	Envestnet, Inc.*	1,494,951
4,576	MercadoLibre, Inc. (Brazil)	1,439,884
8,693	Rightmove plc (United Kingdom)	528,159
26,615	SMS Co. Ltd. (Japan)	838,547
3,183	XING SE (Germany)	1,025,816

		6,851,751

	IT Consulting & Other Services 1.2%
23,141	Luxoft Holding, Inc.* (Switzerland)	1,288,954

	Life & Health Insurance 1.6%
289,981	ICICI Prudential Life Insurance Co. Ltd. (India)	1,740,045

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 2.1%
49,814	HealthEquity, Inc.*	$2,324,321

	Movies & Entertainment 1.2%
12,185	Loen Entertainment, Inc. (Korea)	1,280,475

	Packaged Foods & Meats 1.3%
205,557	Manpasand Beverages Ltd. (India)	1,416,058

	Pharmaceuticals 1.4%
13,503	Intra-Cellular Therapies, Inc.*	195,524
11,331	Ipsen S.A. (France)	1,353,703

		1,549,227

	Regional Banks 5.4%
38,218	Canadian Western Bank (Canada)	1,193,362
23,216	Eagle Bancorp, Inc.*	1,344,207
36,564	Metro Bank plc* (United Kingdom)	1,769,310
18,249	Texas Capital Bancshares, Inc.*	1,622,336

		5,929,215

	Research & Consulting Services 1.6%
35,900	Nihon M&A Center, Inc. (Japan)	1,710,965

	Restaurants 0.8%
24,661	Domino’s Pizza Enterprises Ltd. (Australia)	898,590

	Semiconductors 3.7%
33,820	Cavium, Inc.*	2,835,131
11,808	Melexis N.V. (Belgium)	1,195,339

		4,030,470

	Specialized Finance 0.8%
18,759	Banca IFIS S.p.A. (Italy)	917,650

	Specialty Chemicals 2.3%
17,757	Frutarom Industries Ltd. (Israel)	1,657,997
90,066	Hexpol AB (Sweden)	912,946

		2,570,943

	Specialty Stores 1.7%
19,349	Five Below, Inc.*	1,283,226
57,267	XXL ASA (Norway)	592,855

		1,876,081

	Trading Companies & Distributors 2.0%
32,300	MISUMI Group, Inc. (Japan)	940,262
38,600	MonotaRO Co. Ltd. (Japan)	1,233,281

		2,173,543

	Trucking 2.2%
54,353	Knight-Swift Transportation Holdings, Inc.	2,376,313

	Total Common Stocks (cost $66,750,523)	109,680,766

	Total Investments (cost $66,750,523) 100.3%§	109,680,766
	Liabilities less Other Assets (0.3%)	(379,180)

	NET ASSETS 100.0%	$109,301,586

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 3.01%. See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2017, Wasatch Global Opportunities Fund’s investments, were in the following countries:

Country	%
Argentina	1.0
Australia	2.5
Belgium	1.1
Brazil	2.8
Canada	1.1
China	0.9
France	2.1
Germany	2.0
India	12.5
Israel	1.5
Italy	0.8
Japan	8.3
Korea	4.8
Mexico	1.6
Norway	0.5
Sweden	0.8
Switzerland	1.2
Taiwan	0.9
Thailand	1.4
United Kingdom	5.8
United States	46.4

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Airlines 2.3%
101,000	Japan Airlines Co. Ltd. (Japan)	$3,951,258

	Communications Equipment 4.3%
198,129	Cisco Systems, Inc.	7,588,341

	Construction & Engineering 1.2%
1,330,000	CTCI Corp. (Taiwan)	2,017,894

	Diversified Banks 21.2%
57,900	BNP Paribas S.A. (France)	4,324,587
92,700	Citigroup, Inc.	6,897,807
293,000	ING Groep N.V., ADR (Netherlands)	5,408,780
2,950,000	Mizuho Financial Group, Inc. (Japan)	5,356,734
600,000	Nordea Bank AB (Sweden)	7,263,108
130,000	Wells Fargo & Co.	7,887,100

		37,138,116

	Drug Retail 4.3%
103,000	CVS Health Corp.	7,467,500

	Electric Utilities 4.0%
178,323	Exelon Corp.	7,027,709

	Electrical Components & Equipment 3.0%
65,800	Eaton Corp. plc	5,198,858

	Health Care Services 1.0%
11,400	Laboratory Corp. of America Holdings*	1,818,414

	Home Improvement Retail 2.3%
870,920	Kingfisher plc (United Kingdom)	3,970,924

	Hypermarkets & Super Centers 4.0%
70,927	Wal-Mart Stores, Inc.	7,004,041

	Integrated Oil & Gas 6.5%
85,300	Royal Dutch Shell plc ADR (Netherlands)	5,690,363
156,589	Suncor Energy, Inc. (Canada)	5,749,948

		11,440,311

	Oil & Gas Drilling 0.7%
214,500	Ensco plc, Class A	1,267,695

	Oil & Gas Equipment & Services 2.3%
59,400	Schlumberger Ltd.	4,002,966

	Oil & Gas Storage & Transportation 2.2%
164,000	Enbridge Income Fund Holdings, Inc. (Canada)	3,889,292

	Other Diversified Financial Services 3.2%
3,260,000	Fubon Financial Holding Co. Ltd. (Taiwan)	5,554,111

	Paper Packaging 2.6%
133,000	Smurfit Kappa Group plc (Ireland)	4,498,559

	Pharmaceuticals 9.4%
85,600	Novartis AG (Switzerland)	7,238,381
251,692	Pfizer, Inc.	9,116,284

		16,354,665

	Property & Casualty Insurance 2.2%
78,100	Axis Capital Holdings Ltd.	3,925,306

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Reinsurance 3.4%
27,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	$5,964,001

	Specialized REITs 3.2%
84,300	EPR Properties	5,518,278

	Systems Software 4.0%
147,800	Oracle Corp.	6,987,984

	Technology Hardware, Storage & Peripherals 1.0%
10,700	Apple, Inc.	1,810,761

	Tobacco 1.9%
30,800	KT&G Corp. (Korea)	3,318,592

	Water Utilities 2.4%
3,120,000	Guangdong Investment Ltd. (China)	4,177,118

	Wireless Telecommunication Services 6.1%
542,500	China Mobile Ltd. (China)	5,502,873
220,100	NTT DOCOMO, Inc. (Japan)	5,198,013

		10,700,886

	Total Common Stocks (cost $150,943,546)	172,593,580

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$3,209,168	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $3,120,000 of United States Treasury Notes 0.125% due 04/15/19; value: $3,275,002; repurchase proceeds: $3,209,239 (cost $3,209,168)	$3,209,168

	Total Short-Term Investments (cost $3,209,168)	3,209,168

	Total Investments (cost $154,152,714) 100.5%§	175,802,748
	Liabilities less Other Assets (0.5%)	(883,708)

	NET ASSETS 100.0%	$174,919,040

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.90%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	5.6
China	5.6
France	2.5
Germany	3.5
Ireland	2.6
Japan	8.4
Korea	1.9
Netherlands	6.4
Sweden	4.2
Switzerland	4.2
Taiwan	4.4
United Kingdom	2.3
United States	48.4

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.7%

	Airport Services 0.6%
1,725,872	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$8,945,130

	Apparel Retail 0.3%
93,960	Tokyo Base Co. Ltd.* (Japan)	4,136,158

	Apparel, Accessories & Luxury Goods 3.1%
602,561	Moncler S.p.A. (Italy)	18,855,381
22,115	Page Industries Ltd. (India)	8,835,259
554,995	Ted Baker plc (United Kingdom)	20,314,253

		48,004,893

	Application Software 4.5%
461,347	Aveva Group plc (United Kingdom)	17,222,854
1,290,333	Computer Modelling Group Ltd. (Canada)	9,854,572
128,396	Nemetschek SE (Germany)	11,529,540
3,397,119	Technology One Ltd. (Australia)	13,146,991
1,652,857	WiseTech Global Ltd. (Australia)	18,248,437

		70,002,394

	Asset Management & Custody Banks 0.9%
915,962	Burford Capital Ltd. (United Kingdom)	14,246,632

	Biotechnology 3.5%
2,458,735	Abcam plc (United Kingdom)	35,022,445
43,445	Medytox, Inc. (Korea)	19,678,185

		54,700,630

	Commodity Chemicals 0.8%
2,690,257	Berger Paints India Ltd. (India)	11,801,684

	Construction Machinery & Heavy Trucks 0.8%
543,200	Takeuchi Manufacturing Co. Ltd. (Japan)	12,905,670

	Data Processing & Outsourced Services 1.1%
200,600	GMO Payment Gateway, Inc. (Japan)	16,592,784

	Diversified Real Estate Activities 1.7%
1,141,752	Patrizia Immobilien AG* (Germany)	26,487,603

	Drug Retail 6.4%
181,828	Ain Holdings, Inc. (Japan)	10,860,461
1,338,623	Clicks Group Ltd. (South Africa)	19,597,073
118,437	Cosmos Pharmaceutical Corp. (Japan)	24,733,283
273,536	Create SD Holdings Co. Ltd. (Japan)	7,343,656
259,300	Kusuri no Aoki Holdings Co. Ltd. (Japan)	13,738,815
871,900	Raia Drogasil S.A. (Brazil)	24,120,347

		100,393,635

	Electrical Components & Equipment 1.7%
891,448	Amara Raja Batteries Ltd. (India)	11,738,859
842,681	Voltronic Power Technology Corp. (Taiwan)	14,583,421

		26,322,280

	Electronic Equipment & Instruments 2.5%
598,012	Ai Holdings Corp. (Japan)	14,452,067
1,427,467	Halma plc (United Kingdom)	24,283,926

		38,735,993

	Electronic Manufacturing Services 1.4%
1,449,500	Venture Corp. Ltd. (Singapore)	22,184,953

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 3.6%
3,613,075	B&M European Value Retail S.A. (United Kingdom)	$20,664,039
586,626	Seria Co. Ltd. (Japan)	35,403,211

		56,067,250

	Health Care Distributors 0.9%
688,400	Japan Lifeline Co. Ltd. (Japan)	14,394,235

	Health Care Equipment 2.1%
247,855	Cochlear Ltd. (Australia)	33,113,988

	Health Care Supplies 1.8%
559,000	Asahi Intecc Co. Ltd. (Japan)	19,249,346
2,653,565	Nanosonics Ltd.* (Australia)	5,735,132
47,053	Sartorius Stedim Biotech (France)	3,403,763

		28,388,241

	Health Care Technology 1.0%
464,160	M3, Inc. (Japan)	16,333,653

	Home Furnishing Retail 1.0%
333,291	Maisons du Monde S.A. (France)	15,096,186

	Home Furnishings 0.8%
1,159,774	Nien Made Enterprise Co. Ltd. (Taiwan)	12,393,371

	Hotels, Resorts & Cruise Lines 2.6%
1,036,336	Corporate Travel Management Ltd. (Australia)	16,867,427
17,421,713	Minor International Public Co. Ltd. (Thailand)	23,387,540

		40,254,967

	Household Products 1.2%
490,084	Pigeon Corp. (Japan)	18,659,511

	Human Resource & Employment Services 2.4%
254,273	51job, Inc. ADR* (China)	15,472,512
481,900	en-japan, Inc. (Japan)	22,710,353

		38,182,865

	Industrial Machinery 3.8%
730,000	Airtac International Group (Taiwan)	13,123,981
7,299,295	Rotork plc (United Kingdom)	26,303,393
85,133	Stabilus S.A. (Germany)	7,655,901
80,228	VAT Group AG* (Switzerland)	11,888,679

		58,971,954

	Internet & Direct Marketing Retail 1.8%
119,567	ASOS plc* (United Kingdom)	10,840,258
841,070	Webjet Ltd. (Australia)	6,844,637
546,725	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	10,010,150

		27,695,045

	Internet Software & Services 6.7%
1,454,500	Infomart Corp. (Japan)	8,687,628
258,431	Rightmove plc (United Kingdom)	15,701,437
426,126	Scout24 AG (Germany)	17,409,322
899,255	SMS Co. Ltd. (Japan)	28,332,418
82,014	XING SE (Germany)	26,431,433
1,813,503	ZPG plc (United Kingdom)	8,094,749

		104,656,987

	Life & Health Insurance 1.1%
1,815,561	Max Financial Services Ltd.* (India)	16,697,102

	Life Sciences Tools & Services 1.4%
691,712	Clinigen Group Plc* (United Kingdom)	9,619,330

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
58,466	Tecan Group AG (Switzerland)	$12,161,792

		21,781,122

	Movies & Entertainment 1.7%
566,699	CTS Eventim AG & Co KGaA (Germany)	26,399,191

	Oil & Gas Equipment & Services 2.2%
650,859	Pason Systems, Inc. (Canada)	9,418,556
102,070	Schoeller-Bleckmann Oilfield Equipment AG* (Austria)	10,409,832
634,740	TGS-NOPEC Geophysical Co. ASA (Norway)	15,013,094

		34,841,482

	Other Diversified Financial Services 1.0%
93,007	Hypoport AG* (Germany)	16,220,244

	Packaged Foods & Meats 3.2%
190,439	Kotobuki Spirits Co. Ltd. (Japan)	10,614,217
15,541,449	Vitasoy International Holdings Ltd. (China)	39,784,327

		50,398,544

	Pharmaceuticals 1.5%
196,367	Ipsen S.A. (France)	23,459,768

	Regional Banks 3.4%
803,542	Canadian Western Bank (Canada)	25,090,711
571,248	Metro Bank plc* (United Kingdom)	27,642,351

		52,733,062

	Research & Consulting Services 1.8%
604,964	Nihon M&A Center, Inc. (Japan)	28,832,098

	Restaurants 0.8%
328,842	Domino’s Pizza Enterprises Ltd. (Australia)	11,982,243

	Semiconductor Equipment 1.1%
451,793	Japan Material Co. Ltd. (Japan)	16,399,675

	Semiconductors 2.7%
200,671	Melexis N.V. (Belgium)	20,314,183
934,999	Silergy Corp. (Taiwan)	21,365,302

		41,679,485

	Soft Drinks 1.0%
507,488	Fevertree Drinks plc (United Kingdom)	15,601,670

	Specialized Finance 1.0%
327,680	Banca IFIS S.p.A. (Italy)	16,029,403

	Specialty Chemicals 4.6%
305,629	Chr. Hansen Holding A/S (Denmark)	28,667,958
259,257	Frutarom Industries Ltd. (Israel)	24,207,204
1,873,405	Hexpol AB (Sweden)	18,989,605

		71,864,767

	Specialty Stores 0.9%
1,287,977	XXL ASA (Norway)	13,333,745

	Systems Software 1.0%
246,740	Kinaxis, Inc.* (Canada)	15,073,321

	Technology Hardware, Storage & Peripherals 1.2%
1,272,305	Ennoconn Corp. (Taiwan)	19,239,453

	Thrifts & Mortgage Finance 1.5%
1,126,387	PNB Housing Finance Ltd. (India)	23,585,699

	Trading Companies & Distributors 5.6%
1,051,035	Diploma plc (United Kingdom)	17,695,625

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,147,315	MISUMI Group, Inc. (Japan)	$33,398,653
549,512	MonotaRO Co. Ltd. (Japan)	17,557,073
706,946	Richelieu Hardware Ltd. (Canada)	19,284,947

		87,936,298

	Total Common Stocks (cost $974,152,039)	1,523,757,064

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.8%

	Repurchase Agreement 2.8%
$43,848,409	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $45,015,000 of United States Treasury Notes 1.000% due 11/30/18; value: $44,725,689; repurchase proceeds: $43,849,383 (cost $43,848,409)	$43,848,409

	Total Short-Term Investments (cost $43,848,409)	43,848,409

	Total Investments (cost $1,018,000,448) 100.5%§	1,567,605,473
	Liabilities less Other Assets (0.5%)	(7,141,628)

	NET ASSETS 100.0%	$1,560,463,845

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 3.10%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	6.9
Austria	0.7
Belgium	1.3
Brazil	1.6
Canada	5.2
China	3.6
Denmark	1.9
France	2.7
Germany	8.7
India	4.8
Israel	1.6
Italy	2.3
Japan	25.3
Korea	1.3
Mexico	0.6
Norway	1.9
Singapore	1.4
South Africa	1.3
Sweden	1.2
Switzerland	1.6
Taiwan	5.3
Thailand	1.5
United Kingdom	17.3

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Advertising 1.3%
14,646,600	Plan B Media Public Co. Ltd. (Thailand)	$2,876,289
242,000	Vector, Inc. (Japan)	3,565,298

		6,441,587

	Aerospace & Defense 0.6%
183,082	Avon Rubber plc (United Kingdom)	3,013,225

	Air Freight & Logistics 2.2%
1,258,273	Allcargo Logistics Ltd. (India)	4,105,367
519,695	Freightways Ltd. (New Zealand)	2,824,922
26,512	ID Logistics Group* (France)	4,300,767

		11,231,056

	Apparel Retail 1.0%
114,740	Tokyo Base Co. Ltd.* (Japan)	5,050,902

	Application Software 6.2%
424,134	Computer Modelling Group Ltd. (Canada)	3,239,209
81,690	Esker S.A. (France)	5,021,344
759,306	Fortnox AB (Sweden)	3,989,478
814,938	GB Group plc (United Kingdom)	4,789,009
80,342	Lectra (France)	2,424,417
460,135	Linx S.A. (Brazil)	2,971,298
351,387	Logo Yazilim Sanayi Ve Ticaret A.S.* (Turkey)	5,446,244
134,300	Systena Corp. (Japan)	4,290,925

		32,171,924

	Asset Management & Custody Banks 1.9%
1,778,200	Peregrine Holdings Ltd. (South Africa)	3,670,659
565,900	Sanne Group plc (United Kingdom)	6,196,448

		9,867,107

	Auto Parts & Equipment 1.5%
1,023,000	Hota Industrial Manufacturing Co. Ltd. (Taiwan)	5,053,380
502,265	Hu Lane Associate, Inc. (Taiwan)	2,573,900

		7,627,280

	Automobile Manufacturers 0.7%
795,500	PAK Suzuki Motor Co. Ltd. (Pakistan)	3,604,440

	Automotive Retail 0.9%
2,117,400	Hascol Petroleum Ltd. (Pakistan)	4,797,010

	Brewers 1.9%
685,845	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	2,592,891
117,246	Royal Unibrew A/S (Denmark)	7,025,652

		9,618,543

	Building Products 0.7%
2,828,760	Concepcion Industrial Corp. (Philippines)	3,581,283

	Commodity Chemicals 3.2%
980,135	Berger Paints India Ltd. (India)	4,299,680
420,387	Gulf Oil Lubricants India Ltd. (India)	6,461,159
288,077	Supreme Industries Ltd. (India)	5,884,981

		16,645,820

	Communications Equipment 0.8%
307,000	Advanced Ceramic X Corp. (Taiwan)	4,116,236

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Consumer Finance 3.0%
44,428	Ferratum Oyj (Germany)	$1,625,061
157,228	Gruppo MutuiOnline S.p.A. (Italy)	2,501,498
502,886	MAS Financial Services Ltd. (India)	4,918,753
1,816,862	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	6,189,112

		15,234,424

	Department Stores 0.5%
184,908	Poya International Co. Ltd. (Taiwan)	2,314,573

	Diversified Support Services 2.8%
1,136,693	Clipper Logistics plc (United Kingdom)	6,752,711
585,900	Prestige International, Inc. (Japan)	7,472,272

		14,224,983

	Drug Retail 1.4%
65,900	Kusuri no Aoki Holdings Co. Ltd. (Japan)	3,491,662
135,200	Yakuodo Co. Ltd. (Japan)	3,767,721

		7,259,383

	Electrical Components & Equipment 2.2%
252,355	Amara Raja Batteries Ltd. (India)	3,323,088
8,124,000	Ten Pao Group Holdings Ltd. (Hong Kong)	1,819,694
350,627	Voltronic Power Technology Corp. (Taiwan)	6,067,944

		11,210,726

	Electronic Equipment & Instruments 3.1%
27,696	Isra Vision AG (Germany)	7,064,916
743,876	Smart Metering Systems plc (United Kingdom)	8,782,995

		15,847,911

	Electronic Manufacturing Services 0.3%
115,713	HMS Networks AB (Sweden)	1,749,145

	Financial Exchanges & Data 0.6%
912,529	Morningstar Japan KK (Japan)	3,134,224

	Food Retail 5.3%
22,250,161	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	8,466,827
5,200,944	Philippine Seven Corp. (Philippines)	11,918,830
79,639	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,236,397
3,661,600	Sheng Siong Group Ltd. (Singapore)	2,532,416

		27,154,470

	General Merchandise Stores 1.2%
106,144	Seria Co. Ltd. (Japan)	6,405,850

	Health Care Equipment 1.1%
74,735	DIO Corp.* (Korea)	2,474,762
80,358	Vieworks Co. Ltd. (Korea)	3,067,597

		5,542,359

	Health Care Facilities 0.9%
17,205,696	Cleopatra Hospital* (Egypt)	4,673,988

	Health Care Supplies 1.5%
1,035,086	Advanced Medical Solutions Group plc (United Kingdom)	4,440,627
1,472,451	Nanosonics Ltd.* (Australia)	3,182,398

		7,623,025

	Health Care Technology 3.1%
112,058	Nexus AG (Germany)	3,495,098
348,700	Onyx Healthcare, Inc. (Taiwan)	1,863,108
1,262,486	Pro Medicus Ltd. (Australia)	8,589,681

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
102,402	RaySearch Laboratories AB* (Sweden)	$2,134,649

		16,082,536

	Home Improvement Retail 2.0%
4,500,567	Italtile Ltd. (South Africa)	5,347,208
59,630,900	PT Ace Hardware Indonesia Tbk (Indonesia)	5,076,373

		10,423,581

	Hotels, Resorts & Cruise Lines 0.4%
835,773	Byke Hospitality Ltd. (The) (India)	2,279,054

	Human Resource & Employment Services 1.2%
134,588	en-japan, Inc. (Japan)	6,342,687

	Industrial Machinery 1.1%
34,573	Aumann AG* (Germany)	2,651,554
133,539	va-Q-tec AG* (Germany)	2,937,756

		5,589,310

	Internet & Direct Marketing Retail 7.5%
156,915	Evolable Asia Corp. (Japan)	3,187,739
236,400	Open Door, Inc.* (Japan)	16,155,136
1,092,560	Webjet Ltd. (Australia)	8,891,265
561,889	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	10,287,792

		38,521,932

	Internet Software & Services 5.4%
604,900	Infomart Corp. (Japan)	3,613,026
72,800	Itokuro, Inc.* (Japan)	3,915,403
232,093	Rakus Co. Ltd. (Japan)	5,843,779
273,731	SMS Co. Ltd. (Japan)	8,624,318
18,123	XING SE (Germany)	5,840,672

		27,837,198

	Investment Banking & Brokerage 1.6%
125,183	M&A Capital Partners Co. Ltd.* (Japan)	8,188,140

	IT Consulting & Other Services 1.4%
50,681	CANCOM SE (Germany)	4,220,184
212,496	eWork Group AB (Sweden)	2,739,385

		6,959,569

	Life Sciences Tools & Services 1.0%
1,599,141	Horizon Discovery Group plc* (United Kingdom)	5,181,796

	Office Services & Supplies 0.5%
3,371,300	Riverstone Holdings Ltd. (Singapore)	2,722,348

	Other Diversified Financial Services 1.8%
52,488	Hypoport AG* (Germany)	9,153,807

	Packaged Foods & Meats 5.3%
257,500	Dutch Lady Milk Industries Berhad (Malaysia)	3,944,897
175,000	Kotobuki Spirits Co. Ltd. (Japan)	9,753,716
40,052,854	PT Nippon Indosari Corpindo Tbk (Indonesia)	3,763,950
2,263,120	Vitasoy International Holdings Ltd. (China)	5,793,328
4,102,000	Yihai International Holding Ltd. (China)	4,011,248

		27,267,139

	Personal Products 3.4%
640,473	BWX Ltd. (Australia)	3,777,953
8,954,830	Karex Berhad (Malaysia)	2,876,521
283,604	Sarantis S.A. (Greece)	4,304,568
673,521	TCI Co. Ltd. (Taiwan)	6,495,641

		17,454,683

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 0.9%
22,330,405	PT Kimia Farma Persero Tbk (Indonesia)	$4,443,862

	Property & Casualty Insurance 1.0%
2,925,000	Qualitas Controladora S.A.B. de C.V. (Mexico)	5,401,488

	Real Estate Operating Companies 1.1%
42,982	Corestate Capital Holding S.A. (Germany)	2,755,488
215,000	Japan Property Management Center Co. Ltd. (Japan)	3,123,630

		5,879,118

	Real Estate Services 0.5%
452,993	Purplebricks Group plc* (United Kingdom)	2,545,822

	Regional Banks 0.9%
826,926	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	4,529,851

	Research & Consulting Services 0.5%
45,703	Akka Technologies (France)	2,538,940

	Restaurants 3.8%
62,506	AmRest Holdings SE* (Poland)	7,362,203
212,200	Arcland Service Holdings Co. Ltd. (Japan)	5,022,742
548,434	Patisserie Holdings plc (United Kingdom)	2,615,705
925,949	Restaurant Brands New Zealand Ltd. (New Zealand)	4,790,407

		19,791,057

	Semiconductor Equipment 1.8%
150,787	Japan Material Co. Ltd. (Japan)	5,473,431
113,982	TES Co. Ltd. (Korea)	4,048,318

		9,521,749

	Soft Drinks 0.3%
35,328,175	Pepsi-Cola Products Philippines, Inc. (Philippines)	1,521,546

	Specialty Chemicals 0.9%
738,505	DuluxGroup Ltd. (Australia)	4,413,836
70,537	Scapa Group plc (United Kingdom)	417,608

		4,831,444

	Specialty Stores 0.2%
109,726	Gear4Music Holdings plc* (United Kingdom)	1,170,359

	Systems Software 1.0%
61,800	Digital Arts, Inc. (Japan)	2,470,903
108,267	Minwise Co. Ltd. (Korea)	2,537,942

		5,008,845

	Technology Hardware, Storage & Peripherals 0.3%
24,211	MGI Digital Graphic Technology* (France)	1,568,676

	Thrifts & Mortgage Finance 2.3%
920,135	Can Fin Homes Ltd. (India)	6,798,569
88,892	Equitable Group, Inc. (Canada)	5,056,307

		11,854,876

	Total Common Stocks (cost $356,145,361)	504,752,887

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.3%

	Repurchase Agreement 2.3%
$11,964,468	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $12,285,000 of United States Treasury Notes 1.000% due 11/30/18; value: $12,206,044; repurchase proceeds: $11,964,734 (cost $11,964,468)	$11,964,468

	Total Short-Term Investments (cost $11,964,468)	11,964,468

	Total Investments (cost $368,109,829) 100.3%§	516,717,355
	Liabilities less Other Assets (0.3%)	(1,781,633)

	NET ASSETS 100.0%	$514,935,722

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.87%. See Notes to Schedules of Investments.

At December 31, 2017, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	5.7
Brazil	0.6
Canada	1.7
China	1.9
Denmark	1.4
Egypt	0.9
France	3.1
Germany	7.9
Greece	0.9
Hong Kong	0.4
India	7.5
Indonesia	2.6
Israel	0.8
Italy	0.5
Japan	25.6
Korea	2.4
Malaysia	3.5
Mexico	3.2
New Zealand	1.5
Pakistan	1.7
Philippines	3.4
Poland	1.5
Singapore	1.0
South Africa	1.8
Sweden	2.1
Taiwan	5.6
Thailand	0.6
Turkey	1.1
United Kingdom	9.1

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.4%

	Automobile Manufacturers 2.2%
50,517	General Motors Co.	$2,070,692

	Biotechnology 4.2%
22,540	Amgen, Inc.‡	3,919,706

	Communications Equipment 4.2%
103,011	Cisco Systems, Inc.‡	3,945,321

	Department Stores 1.8%
65,007	Macy’s, Inc.	1,637,526

	Diversified Banks 9.9%
49,016	Citigroup, Inc.	3,647,281
125,000	ING Groep N.V., ADR (Netherlands)	2,307,500
54,000	Wells Fargo & Co.	3,276,180

		9,230,961

	Drug Retail 2.3%
30,200	CVS Health Corp.	2,189,500

	Electric Utilities 4.6%
110,135	Exelon Corp.‡	4,340,420

	Electrical Components & Equipment 1.3%
18,023	Emerson Electric Co.	1,256,023

	Electronic Manufacturing Services 1.8%
59,785	Fabrinet*	1,715,830

	Fertilizers & Agricultural Chemicals 2.2%
79,995	Mosaic Co. (The)	2,052,672

	Food Retail 4.2%
142,869	Kroger Co. (The)	3,921,754

	Health Care Equipment 5.0%
58,100	Medtronic plc	4,691,575

	Hotels, Resorts & Cruise Lines 2.0%
98,255	Extended Stay America, Inc.**	1,866,845

	Integrated Oil & Gas 4.5%
33,000	Royal Dutch Shell plc ADR (Netherlands)	2,201,430
55,200	Suncor Energy, Inc. (Canada)	2,026,944

		4,228,374

	Integrated Telecommunication Services 3.6%
45,000	AT&T, Inc.	1,749,600
30,300	Verizon Communications, Inc.‡	1,603,779

		3,353,379

	Internet Software & Services 1.1%
16,000	Akamai Technologies, Inc.*	1,040,640

	Oil & Gas Drilling 0.7%
114,000	Ensco plc, Class A	673,740

	Oil & Gas Exploration & Production 2.7%
47,896	Anadarko Petroleum Corp.‡	2,569,141

	Packaged Foods & Meats 2.0%
31,960	General Mills, Inc.	1,894,908

	Pharmaceuticals 14.9%
19,231	Allergan plc‡	3,145,807

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
25,948	Johnson & Johnson	$3,625,455
39,273	Novartis AG ADR (Switzerland)	3,297,361
108,370	Pfizer, Inc.	3,925,161

		13,993,784

	Semiconductors 5.6%
31,425	QUALCOMM, Inc.	2,011,829
93,891	Tower Semiconductor Ltd.* (Israel)	3,199,805

		5,211,634

	Specialized REITs 3.0%
43,100	EPR Properties	2,821,326

	Steel 4.1%
87,891	Steel Dynamics, Inc.‡	3,790,739

	Systems Software 3.6%
71,850	Oracle Corp.	3,397,068

	Technology Hardware, Storage & Peripherals 4.9%
27,200	Apple, Inc.	4,603,056

	Total Common Stocks (cost $78,330,987)	90,416,614

	LIMITED PARTNERSHIP INTEREST 2.8%

	Asset Management & Custody Banks 2.8%
80,892	Blackstone Group L.P. (The)	2,590,162

	Total Limited Partnership Interest (cost $2,437,027)	2,590,162

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$1,226,395	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $1,195,000 of United States Treasury Notes 0.125% due 04/15/19; value: $1,254,368; repurchase proceeds: $1,226,422 (cost $1,226,395)	$1,226,395

	Total Short-Term Investments (cost $1,226,395)	1,226,395

	Total Investments (cost $81,994,409) 100.5%	94,233,171
	Liabilities less Other Assets (0.5%)	(425,020)

	NET ASSETS 100.0%	$93,808,151

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	SECURITIES SOLD SHORT 26.6%

	Application Software 3.4%
40,000	Paycom Software, Inc.*	$3,213,200

	Automotive Retail 1.9%
27,963	CarMax, Inc.*	1,793,267

	Copper 1.8%
88,000	Freeport-McMoRan, Inc.*	1,668,480

	Distillers & Vintners 2.1%
28,500	Brown-Forman Corp., Class B	1,957,095

	Health Care Equipment 2.5%
20,000	Inogen, Inc.*	2,381,600

	Home Furnishing Retail 0.7%
7,399	RH*	637,868

	Hotels, Resorts & Cruise Lines 1.5%
18,120	Choice Hotels International, Inc.	1,406,112

	Internet & Direct Marketing Retail 1.1%
20,200	Nutrisystem, Inc.	1,062,520

	Internet Software & Services 0.8%
26,878	Criteo S.A., ADR* (France)	699,635

	Packaged Foods & Meats 2.8%
79,200	Blue Buffalo Pet Products, Inc.*	2,596,968

	Personal Products 2.8%
20,726	Estee Lauder Cos., Inc. (The), Class A	2,637,176

	Pharmaceuticals 2.6%
55,232	Prestige Brands Holdings, Inc.*	2,452,853

	Restaurants 2.6%
40,352	Restaurant Brands International, Inc. (Canada)	2,480,841

	Total Securities Sold Short (proceeds $18,930,146)	24,987,615

*Non-income producing.

**Common units.

‡All or a portion of this security has been designated as collateral for short sales (see Note 3).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

Country	%
Canada	2.2
Israel	3.4
Netherlands	4.9
Switzerland	3.5
United States	86.0

Total	100.0%

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Apparel, Accessories & Luxury Goods 2.9%
352,565	Superior Uniform Group, Inc.	$9,417,011

	Application Software 10.1%
213,342	Callidus Software, Inc.*	6,112,248
25,166	Ellie Mae, Inc.*	2,249,840
54,600	Esker S.A. (France)	3,356,168
138,242	Everbridge, Inc.*	4,108,552
427,000	Fortnox AB (Sweden)	2,243,506
66,856	Globant S.A.* (Argentina)	3,106,130
37,677	HubSpot, Inc.*	3,330,647
23,734	Tyler Technologies, Inc.*	4,202,105
215,635	Upland Software, Inc.*	4,670,654

		33,379,850

	Asset Management & Custody Banks 0.9%
15,095	Diamond Hill Investment Group, Inc.	3,119,533

	Automotive Retail 0.7%
40,485	Monro, Inc.	2,305,621

	Biotechnology 8.1%
241,491	Abcam plc (United Kingdom)	3,439,820
227,158	ChemoCentryx, Inc.*	1,351,590
206,600	Cytokinetics, Inc.*	1,683,790
59,666	Esperion Therapeutics, Inc.*	3,928,409
106,200	Exact Sciences Corp.*	5,579,748
98,437	Flexion Therapeutics, Inc.*	2,464,862
212,853	Inovio Pharmaceuticals, Inc.*	879,083
340,825	Sangamo Therapeutics Inc.*	5,589,530
169,018	Selecta Biosciences, Inc.*	1,658,067

		26,574,899

	Building Products 1.8%
54,632	Trex Co., Inc.*	5,921,562

	Construction & Engineering 1.1%
64,488	NV5 Global, Inc.*	3,492,025

	Consumer Electronics 1.2%
206,115	ZAGG, Inc.*	3,802,822

	Consumer Finance 0.7%
250,000	MAS Financial Services Ltd. (India)	2,445,263

	Department Stores 2.2%
317,634	V-Mart Retail Ltd. (India)	7,414,902

	Diversified Banks 1.2%
1,461,736	City Union Bank Ltd. (India)	4,119,953

	Diversified Support Services 1.3%
229,700	Japan Elevator Service Holdings Co. Ltd. (Japan)	4,276,997

	Drug Retail 0.6%
74,000	Yakuodo Co. Ltd. (Japan)	2,062,214

	Electronic Equipment & Instruments 1.9%
28,862	Mesa Laboratories, Inc.	3,587,547
305,734	Napco Security Technologies, Inc.*	2,675,172

		6,262,719

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Manufacturing Services 0.9%
98,529	Fabrinet*	$2,827,782

	Environmental & Facilities Services 1.0%
151,560	Heritage-Crystal Clean, Inc.*	3,296,430

	General Merchandise Stores 1.6%
99,177	Ollie’s Bargain Outlet Holdings, Inc.*	5,281,175

	Health Care Distributors 1.3%
199,975	PetIQ, Inc.*	4,367,454

	Health Care Equipment 1.8%
170,143	AtriCure, Inc.*	3,103,408
184,404	Oxford Immunotec Global plc*	2,576,124
101,012	Tandem Diabetes Care, Inc.*	238,388

		5,917,920

	Health Care Facilities 1.5%
227,947	Ensign Group, Inc. (The)	5,060,423

	Health Care REITs 0.8%
152,296	CareTrust REIT, Inc.	2,552,481

	Health Care Technology 2.4%
52,297	Omnicell, Inc.*	2,536,405
197,663	Tabula Rasa HealthCare, Inc.*	5,544,447

		8,080,852

	Heavy Electrical Equipment 1.9%
207,643	TPI Composites, Inc.*	4,248,376
1,000,000	Triveni Turbine Ltd. (India)	2,097,842

		6,346,218

	Homebuilding 5.6%
109,194	Installed Building Products, Inc.*	8,293,284
90,600	LGI Homes, Inc.*	6,797,718
260,000	Select Interior Concepts, Inc.* *** †	3,380,000

		18,471,002

	Human Resource & Employment Services 1.5%
174,100	UT Group Co. Ltd.* (Japan)	5,060,373

	Industrial Machinery 4.0%
107,559	Altra Industrial Motion Corp.	5,420,974
416,621	Elgi Equipments Ltd. (India)	2,010,407
208,891	Kornit Digital Ltd.* (Israel)	3,373,590
111,977	va-Q-tec AG* (Germany)	2,463,408

		13,268,379

	Industrial REITs 1.0%
182,569	Monmouth Real Estate Investment Corp.	3,249,728

	Internet & Direct Marketing Retail 1.6%
115,123	Duluth Holdings, Inc.*	2,054,946
47,600	Open Door, Inc.* (Japan)	3,252,895

		5,307,841

	Internet Software & Services 7.7%
81,856	Bandwidth, Inc., Class A*	1,892,511
98,094	Envestnet, Inc.*	4,889,986
174,732	Five9, Inc.*	4,347,332
124,740	Instructure, Inc.*	4,128,894
112,000	SMS Co. Ltd. (Japan)	3,528,733
183,430	TrueCar, Inc.*	2,054,416

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
64,423	Tucows, Inc., Class A*	$4,512,831

		25,354,703
	Investment Banking & Brokerage 1.0%
50,000	M&A Capital Partners Co. Ltd.* (Japan)	3,270,468

	Leisure Products 1.1%
160,384	MCBC Holdings, Inc.*	3,563,732

	Life Sciences Tools & Services 0.9%
27,674	ICON plc* (Ireland)	3,103,639

	Managed Health Care 1.2%
86,880	HealthEquity, Inc.*	4,053,821

	Oil & Gas Equipment & Services 0.9%
197,618	Pason Systems, Inc. (Canada)	2,859,723

	Oil & Gas Exploration & Production 0.8%
1,039,285	Abraxas Petroleum Corp.*	2,556,641

	Packaged Foods & Meats 3.9%
403,810	Freshpet, Inc.*	7,652,199
1,500,000	Prabhat Dairy Ltd. (India)	5,301,790

		12,953,989

	Pharmaceuticals 1.3%
190,779	Intra-Cellular Therapies, Inc.*	2,762,480
109,945	Natco Pharma Ltd. (India)	1,658,800

		4,421,280

	Real Estate Services 0.8%
53,166	HFF, Inc., Class A	2,585,994

	Regional Banks 2.7%
76,043	CBTX, Inc.	2,255,436
74,875	Customers Bancorp, Inc.*	1,946,001
156,513	People’s Utah Bancorp	4,742,344

		8,943,781

	Restaurants 4.1%
183,142	Chuy’s Holdings, Inc.*	5,137,133
246,340	Fiesta Restaurant Group, Inc.*	4,680,460
215,516	Zoe’s Kitchen, Inc.*	3,603,428

		13,421,021

	Semiconductors 1.1%
41,007	NVE Corp.	3,526,602

	Systems Software 3.5%
95,240	CyberArk Software Ltd.* (Israel)	3,941,983
140,956	ForeScout Technologies, Inc.*	4,495,087
167,977	Rapid7, Inc.*	3,134,451

		11,571,521

	Technology Hardware, Storage & Peripherals 1.9%
632,944	USA Technologies, Inc.*	6,171,204

	Thrifts & Mortgage Finance 4.4%
78,507	Equitable Group, Inc. (Canada)	4,465,593
416,495	GRUH Finance Ltd. (India)	3,269,187
20,287	LendingTree, Inc.*	6,906,709

		14,641,489

	Total Common Stocks (cost $199,527,550)	326,683,037

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$1,189,789	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $1,220,000 of United States Treasury Notes 1.250% due 12/31/18; value: $1,214,024; repurchase proceeds: $1,189,815 (cost $1,189,789)	$1,189,789

	Total Short-Term Investments (cost $1,189,789)	1,189,789

	Total Investments (cost $200,717,339) 99.3%	327,872,826
	Other Assets less Liabilities 0.7%	2,279,809

	NET ASSETS 100.0%	$330,152,635

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Argentina	0.9
Canada	2.2
France	1.0
Germany	0.8
India	8.7
Ireland	0.9
Israel	2.2
Japan	6.6
Sweden	0.7
United Kingdom	1.1
United States	74.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.9%

	Air Freight & Logistics 1.4%
500,000	Allcargo Logistics Ltd. (India)	$1,631,350
398,923	Radiant Logistics, Inc.*	1,835,046

		3,466,396

	Alternative Carriers 0.8%
187,000	ORBCOMM, Inc.*	1,903,660

	Apparel, Accessories & Luxury Goods 1.1%
95,000	Superior Uniform Group, Inc.	2,537,450

	Application Software 3.1%
37,000	Ebix, Inc.	2,932,250
80,000	Everbridge, Inc.*	2,377,600
46,000	Globant S.A.* (Argentina)	2,137,160

		7,447,010

	Asset Management & Custody Banks 2.1%
500,000	Fiducian Group Ltd. (Australia)	2,085,219
82,000	Hamilton Lane, Inc., Class A	2,901,980

		4,987,199

	Auto Parts & Equipment 0.9%
157,000	Horizon Global Corp.*	2,201,140

	Biotechnology 0.8%
39,000	Exact Sciences Corp.*	2,049,060

	Brewers 0.8%
700,000	Turk Tuborg Bira ve Malt Sanayii A.S. (Turkey)	1,865,189

	Building Products 1.7%
58,500	Patrick Industries, Inc.*	4,062,825

	Construction & Engineering 1.4%
64,000	NV5 Global, Inc.*	3,465,600

	Construction Machinery & Heavy Trucks 1.2%
130,000	Wabash National Corp.	2,821,000

	Construction Materials 0.4%
1,200,000	Low & Bonar plc (United Kingdom)	887,049

	Consumer Electronics 1.0%
129,000	ZAGG, Inc.*	2,380,050

	Diversified Banks 1.7%
780,000	City Union Bank Ltd. (India)	2,198,457
3,100,000	East West Banking Corp. (Philippines)	1,984,074

		4,182,531

	Diversified Metals & Mining 1.1%
160,000	Ferroglobe plc* (United Kingdom)	2,592,000

	Diversified Support Services 1.1%
1,350,000	Johnson Service Group plc (United Kingdom)	2,624,693

	Education Services 0.9%
272,222	AcadeMedia AB* (Sweden)	2,148,746

	Electronic Equipment & Instruments 2.1%
255,000	Napco Security Technologies, Inc.*	2,231,250
53,000	Optex Group Co., Ltd. (Japan)	2,798,758

		5,030,008

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Manufacturing Services 0.8%
68,000	Fabrinet*	$1,951,600

	Environmental & Facilities Services 0.3%
133,000	Hudson Technologies, Inc.*	807,310

	Food Retail 1.0%
390,000	Majestic Wine plc (United Kingdom)	2,364,249

	General Merchandise Stores 1.7%
36,000	Ollie’s Bargain Outlet Holdings, Inc.*	1,917,000
36,000	Seria Co. Ltd. (Japan)	2,172,621

		4,089,621

	Health Care Distributors 1.1%
125,000	PetIQ, Inc.*	2,730,000

	Health Care Equipment 2.8%
128,000	AtriCure, Inc.*	2,334,720
144,000	Oxford Immunotec Global plc*	2,011,680
82,000	Tactile Systems Technology, Inc.*	2,376,360

		6,722,760

	Health Care Facilities 1.8%
85,000	Ensign Group, Inc. (The)	1,887,000
92,000	Japan Animal Referral Medical Center Co. Ltd.* (Japan)	2,391,551

		4,278,551

	Health Care Services 2.2%
47,000	LHC Group, Inc.*	2,878,750
63,000	National Research Corp., Class A	2,349,900

		5,228,650

	Health Care Supplies 1.1%
141,000	OrthoPediatrics Corp.*	2,705,790

	Health Care Technology 2.1%
98,000	Nexus AG (Germany)	3,056,628
41,000	Omnicell, Inc.*	1,988,500

		5,045,128

	Heavy Electrical Equipment 0.9%
107,000	TPI Composites, Inc.*	2,189,220

	Home Furnishing Retail 1.1%
70,000	Sleep Number Corp.*	2,631,300

	Homebuilding 4.2%
33,000	Installed Building Products, Inc.*	2,506,350
48,000	LGI Homes, Inc.*	3,601,440
300,000	Select Interior Concepts, Inc.* *** †	3,900,000

		10,007,790

	Hotels, Resorts & Cruise Lines 1.2%
292,600	Red Lion Hotels Corp.*	2,882,110

	Housewares & Specialties 0.2%
303,227	OurPet’s Co.*	427,550

	Human Resource & Employment Services 0.9%
142,691	BG Staffing, Inc.	2,274,495

	Industrial Machinery 3.2%
24,000	John Bean Technologies Corp.	2,659,200
110,000	Kornit Digital Ltd.* (Israel)	1,776,500
60,456	Taylor Devices, Inc.*	816,156

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
116,000	va-Q-tec AG* (Germany)	$2,551,912

		7,803,768

	Industrial REITs 1.0%
132,489	Monmouth Real Estate Investment Corp.	2,358,304

	Integrated Telecommunication Services 1.1%
220,000	Ooma, Inc.*	2,629,000

	Internet Software & Services 3.6%
118,000	Rakus Co. Ltd. (Japan)	2,971,076
86,000	Reis, Inc.	1,775,900
55,000	Tucows, Inc., Class A*	3,852,750

		8,599,726

	IT Consulting & Other Services 1.0%
149,000	Hackett Group, Inc. (The)	2,340,790

	Leisure Products 0.5%
95,000	Nautilus, Inc.*	1,268,250

	Life & Health Insurance 0.5%
28,565	Kansas City Life Insurance Co.	1,292,566

	Life Sciences Tools & Services 0.7%
555,000	Horizon Discovery Group plc* (United Kingdom)	1,798,401

	Mortgage REITs 1.1%
310,000	Arbor Realty Trust, Inc.	2,678,400

	Oil & Gas Exploration & Production 1.1%
253,000	Earthstone Energy, Inc., Class A*	2,689,390

	Packaged Foods & Meats 2.8%
152,000	Freshpet, Inc.*	2,880,400
1,800,000	Kawan Food BHD (Malaysia)	1,307,635
2,700,000	Yihai International Holding Ltd. (China)	2,640,266

		6,828,301

	Personal Products 0.8%
120,000	Sarantis S.A. (Greece)	1,821,371

	Pharmaceuticals 0.8%
140,000	Intra-Cellular Therapies, Inc.*	2,027,200

	Property & Casualty Insurance 2.5%
150,000	Atlas Financial Holdings, Inc.*	3,082,500
158,000	Kingstone Cos., Inc.	2,970,400

		6,052,900

	Real Estate Operating Companies 0.9%
157,000	Japan Property Management Center Co. Ltd. (Japan)	2,280,976

	Regional Banks 10.0%
80,000	Bankwell Financial Group, Inc.	2,747,200
127,000	Blue Hills Bancorp, Inc.	2,552,700
45,000	Customers Bancorp, Inc.*	1,169,550
176,667	Esquire Financial Holdings, Inc.*	3,496,240
85,000	First of Long Island Corp. (The)	2,422,500
98,000	Investar Holding Corp.	2,361,800
57,000	Metropolitan Bank Holding Corp.*	2,399,700
67,000	People’s Utah Bancorp	2,030,100
109,000	SmartFinancial, Inc.*	2,365,300
71,713	Sound Financial Bancorp, Inc.	2,459,756

		24,004,846

	Research & Consulting Services 0.9%
110,000	IR Japan Holdings Ltd. (Japan)	2,079,432

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 1.8%
125,000	Tower Semiconductor Ltd.* (Israel)	$4,260,000

	Specialized Consumer Services 0.9%
200,000	Tear Corp. (Japan)	2,130,020

	Specialty Chemicals 1.4%
115,000	Ferro Corp.*	2,712,850
150,000	Flotek Industries, Inc.*	699,000

		3,411,850

	Technology Hardware, Storage & Peripherals 1.7%
415,000	USA Technologies, Inc.*	4,046,250

	Thrifts & Mortgage Finance 6.1%
141,000	Beneficial Bancorp, Inc.	2,319,450
109,000	BofI Holding, Inc.*	3,259,100
97,000	Entegra Financial Corp.*	2,837,250
300,000	Luther Burbank Corp.*	3,612,000
360,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,697,601

		14,725,401

	Trading Companies & Distributors 2.5%
140,000	Hardwoods Distribution, Inc. (Canada)	2,249,801
48,000	SiteOne Landscape Supply, Inc.*	3,681,600

		5,931,401

	Total Common Stocks (cost $149,767,935)	226,046,273

	CONVERTIBLE PREFERRED STOCKS 0.6%

	Oil & Gas Refining & Marketing 0.6%
572,265	Vertex Energy, Inc., Pfd., 6.00% PIK Series B* *** †	1,499,335

	Total Convertible Preferred Stocks (cost $1,679,022)	1,499,335

	RIGHTS 0.1%

	Health Care Supplies 0.0%
375,000	Synergetics USA, Inc.* *** †	9,375

	Pharmaceuticals 0.1%
1	Acetylon Pharmaceuticals, Inc.* *** †	326,356
1	Acetylon Pharmaceuticals, Inc.* *** †	—

		326,356

	Total Rights (cost $71,250)	335,731

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	46,991

	Total Limited Liability Company Membership Interest (cost $30,001)	46,991

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/2020* *** †	7,500

	Total Warrants (cost $95,000)	7,500

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.4%

	Repurchase Agreement 5.4%
$12,923,619	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $13,270,000 of United States Treasury Notes 1.000% due 11/30/18; value: $13,184,714; repurchase proceeds: $12,923,907 (cost $12,923,619)	$12,923,619

	Total Short-Term Investments (cost $12,923,619)	12,923,619

	Total Investments (cost $164,566,827) 100.0%	240,859,449
	Liabilities less Other Assets (<0.1%)	(59,180)

	NET ASSETS 100.0%	$240,800,269

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

PIK Payment in kind.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Argentina	0.9
Australia	0.9
Canada	1.0
China	1.2
Germany	2.5
Greece	0.8
India	1.7
Israel	2.6
Japan	7.4
Malaysia	0.6
Philippines	0.9
Sweden	0.9
Turkey	0.8
United Kingdom	5.7
United States	72.1

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.9%

	Aerospace & Defense 3.2%
667,292	HEICO Corp., Class A	$52,749,433

	Air Freight & Logistics 1.7%
23,918,023	Aramex PJSC (United Arab Emirates)	28,002,859

	Airlines 2.5%
130,441	Allegiant Travel Co.	20,185,745
465,376	Spirit Airlines, Inc.*	20,872,113

		41,057,858

	Application Software 11.7%
1,480,694	Callidus Software, Inc.*	42,421,883
344,774	Globant S.A.* (Argentina)	16,018,200
286,302	HubSpot, Inc.*	25,309,097
550,760	Paylocity Holding Corp.*	25,973,842
245,348	Ultimate Software Group, Inc. (The)*	53,542,294
936,169	Zendesk, Inc.*	31,679,959

		194,945,275

	Automotive Retail 2.2%
640,133	Monro, Inc.	36,455,574

	Biotechnology 10.0%
2,124,073	Abcam plc (United Kingdom)	30,255,489
1,086,829	ChemoCentryx, Inc.*	6,466,633
640,249	Cytokinetics, Inc.*	5,218,029
339,894	Esperion Therapeutics, Inc.*	22,378,621
538,048	Exact Sciences Corp.*	28,269,042
302,906	Flexion Therapeutics, Inc.*	7,584,766
1,218,886	Inovio Pharmaceuticals, Inc.*	5,033,999
346,891	Juno Therapeutics, Inc.*	15,856,388
546,626	MacroGenics, Inc.*	10,385,894
1,406,922	Sangamo Therapeutics Inc.*	23,073,521
227,469	Seattle Genetics, Inc.*	12,169,591

		166,691,973

	Building Products 1.5%
673,356	AAON, Inc.	24,712,165

	Diversified Support Services 5.5%
1,164,630	Copart, Inc.*	50,300,369
793,408	Healthcare Services Group, Inc.	41,828,470

		92,128,839

	Drug Retail 1.5%
119,229	Cosmos Pharmaceutical Corp. (Japan)	24,898,676

	Food Distributors 1.2%
944,388	Chefs’ Warehouse, Inc. (The)*	19,359,954

	General Merchandise Stores 2.7%
848,143	Ollie’s Bargain Outlet Holdings, Inc.*	45,163,615

	Health Care Equipment 2.1%
340,796	Cantel Medical Corp.	35,057,685

	Health Care Facilities 2.0%
1,483,845	Ensign Group, Inc. (The)	32,941,359

	Health Care Supplies 1.0%
209,388	Neogen Corp.*	17,213,787

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery 6.0%
528,621	Barnes Group, Inc.	$33,445,851
322,633	RBC Bearings, Inc.*	40,780,811
388,180	Sun Hydraulics Corp.	25,111,364

		99,338,026

	Internet & Direct Marketing Retail 1.7%
344,121	Wayfair, Inc., Class A*	27,622,593

	Internet Software & Services 2.2%
514,655	Envestnet, Inc.*	25,655,552
992,179	TrueCar, Inc.*	11,112,405

		36,767,957

	IT Consulting & Other Services 2.3%
294,380	InterXion Holding N.V.* (Netherlands)	17,347,813
388,755	Luxoft Holding, Inc.* (Switzerland)	21,653,654

		39,001,467

	Life Sciences Tools & Services 3.3%
491,728	ICON plc* (Ireland)	55,147,295

	Managed Health Care 1.8%
654,195	HealthEquity, Inc.*	30,524,739

	Pharmaceuticals 0.7%
792,780	Intra-Cellular Therapies, Inc.*	11,479,454

	Real Estate Services 1.6%
556,081	HFF, Inc., Class A	27,047,780

	Regional Banks 8.5%
666,904	Eagle Bancorp, Inc.*	38,613,742
887,886	Metro Bank plc* (United Kingdom)	42,964,275
466,451	Pinnacle Financial Partners, Inc.	30,925,701
335,248	Texas Capital Bancshares, Inc.*	29,803,547

		142,307,265

	Restaurants 2.1%
608,786	Chuy’s Holdings, Inc.*	17,076,447
986,342	Fiesta Restaurant Group, Inc.*	18,740,498

		35,816,945

	Semiconductors 2.0%
302,371	Monolithic Power Systems, Inc.	33,974,406

	Specialty Stores 3.1%
645,620	Five Below, Inc.*	42,817,518
216,667	National Vision Holdings, Inc.*	8,798,847

		51,616,365

	Systems Software 5.3%
365,946	CyberArk Software Ltd.* (Israel)	15,146,505
296,812	Forescout Technologies, Inc.* *** †	8,001,369
540,714	Fortinet, Inc.*	23,623,795
261,834	Proofpoint, Inc.*	23,253,477
1,016,263	Rapid7, Inc.*	18,963,468

		88,988,614

	Trading Companies & Distributors 4.0%
323,951	SiteOne Landscape Supply, Inc.*	24,847,042
627,528	WESCO International, Inc.*	42,766,033

		67,613,075

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trucking 3.5%
1,345,751	Knight-Swift Transportation Holdings, Inc.	$58,836,234

	Total Common Stocks (cost $1,035,861,163)	1,617,461,267

	PREFERRED STOCKS 2.4%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	1,335,593
161,519	Nanosys, Inc., Series E Pfd.* *** †	218,648

		1,554,241

	Oil & Gas Equipment & Services 0.8%
5,818,582	Drilling Info Holdings, Inc., 0.56%, Series B Pfd.*** †	13,446,743

	Systems Software 1.5%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	6,397,861
33,296	DocuSign, Inc., Series B Pfd.* *** †	722,856
9,974	DocuSign, Inc., Series B-1 Pfd.* *** †	216,536
23,905	DocuSign, Inc., Series D Pfd.* *** †	518,978
618,152	DocuSign, Inc., Series E Pfd.* *** †	13,420,080
157,124	DocuSign, Inc., Series F Pfd.* *** †	3,411,162

		24,687,473

	Total Preferred Stocks (cost $34,472,294)	39,688,457

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.* *** †	2,045,672
	Greenspring Global Partners III-B, L.P.* *** †	1,087,288

		3,132,960

	Total Limited Partnership Interest (cost $2,745,849)	3,132,960

	Total Investments (cost $1,073,079,306) 99.5%	1,660,282,684
	Other Assets less Liabilities 0.5%	7,669,432

	NET ASSETS 100.0%	$1,667,952,116

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Small Cap Growth Fund’s investments,, were in the following countries:

Country	%
Argentina	1.0
Ireland	3.3
Israel	0.9
Japan	1.5
Netherlands	1.0
Switzerland	1.3
United Arab Emirates	1.7
United Kingdom	4.4
United States	84.9

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.5%

	Aerospace & Defense 2.5%
124,277	HEICO Corp., Class A	$9,824,097

	Airlines 3.1%
45,167	Allegiant Travel Co.	6,989,593
115,438	Spirit Airlines, Inc.*	5,177,395

		12,166,988

	Apparel Retail 1.5%
785,923	J. Jill, Inc.*	6,130,199

	Application Software 2.7%
135,797	Ebix, Inc.	10,761,912

	Asset Management & Custody Banks 2.1%
233,496	Hamilton Lane, Inc., Class A	8,263,423

	Auto Parts & Equipment 1.6%
104,786	Dorman Products, Inc.*	6,406,616

	Automotive Retail 5.6%
80,441	Lithia Motors, Inc., Class A	9,137,293
228,654	Monro, Inc.	13,021,845

		22,159,138

	Consumer Electronics 1.2%
252,412	ZAGG, Inc.*	4,657,001

	Consumer Finance 1.7%
20,683	Credit Acceptance Corp.*	6,690,537

	Data Processing & Outsourced Services 3.2%
148,091	Euronet Worldwide, Inc.*	12,479,629

	Diversified Banks 1.2%
1,624,218	City Union Bank Ltd. (India)	4,577,914

	Diversified Support Services 2.0%
184,588	Copart, Inc.*	7,972,356

	Electronic Manufacturing Services 1.5%
202,593	Fabrinet*	5,814,419

	Health Care Facilities 2.3%
411,833	Ensign Group, Inc. (The)	9,142,693

	Health Care REITs 3.2%
332,891	CareTrust REIT, Inc.	5,579,253
387,286	Sabra Health Care REIT, Inc.	7,269,358

		12,848,611

	Health Care Services 1.9%
125,178	LHC Group, Inc.*	7,667,153

	Home Furnishing Retail 2.7%
279,595	Sleep Number Corp.*	10,509,976

	Homebuilding 1.8%
93,027	LGI Homes, Inc.*	6,979,816

	Hotel & Resort REITs 2.1%
540,446	Summit Hotel Properties, Inc.	8,230,993

	Industrial Machinery 3.3%
260,407	Altra Industrial Motion Corp.	13,124,513

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial REITs 2.3%
503,144	Monmouth Real Estate Investment Corp.	$8,955,963

	Internet Software & Services 3.3%
64,856	Cimpress N.V.*	7,774,937
28,030	Stamps.com, Inc.*	5,269,640

		13,044,577

	IT Consulting & Other Services 3.0%
473,050	Hackett Group, Inc. (The)	7,431,615
79,137	Luxoft Holding, Inc.* (Switzerland)	4,407,931

		11,839,546

	Life Sciences Tools & Services 1.9%
66,253	ICON plc* (Ireland)	7,430,274

	Mortgage REITs 4.8%
1,239,847	Arbor Realty Trust, Inc.	10,712,278
1,026,865	MFA Financial, Inc.	8,132,771

		18,845,049

	Oil & Gas Equipment & Services 1.1%
150,346	Oil States International, Inc.*	4,254,792

	Oil & Gas Exploration & Production 2.4%
382,729	Earthstone Energy, Inc., Class A*	4,068,409
2,054,374	Gran Tierra Energy, Inc.* (Colombia)	5,546,810

		9,615,219

	Personal Products 1.6%
93,379	Nu Skin Enterprises, Inc., Class A	6,371,249

	Property & Casualty Insurance 2.0%
378,038	Atlas Financial Holdings, Inc.*	7,768,681

	Regional Banks 10.7%
352,245	First of Long Island Corp. (The)	10,038,983
72,463	Metropolitan Bank Holding Corp.*	3,050,692
144,466	Prosperity Bancshares, Inc.	10,122,733
314,216	State Bank Financial Corp.	9,376,205
168,374	Webster Financial Corp.	9,455,884

		42,044,497

	Restaurants 1.3%
265,299	Fiesta Restaurant Group, Inc.*	5,040,681

	Semiconductors 1.9%
216,463	Tower Semiconductor Ltd.* (Israel)	7,377,059

	Specialized REITs 2.3%
327,715	National Storage Affiliates Trust	8,933,511

	Specialty Chemicals 2.2%
121,929	Innospec, Inc.	8,608,187

	Thrifts & Mortgage Finance 2.1%
274,749	BofI Holding, Inc.*	8,214,995

	Trading Companies & Distributors 3.1%
178,085	WESCO International, Inc.*	12,136,493

	Trucking 4.3%
252,147	Knight-Swift Transportation Holdings, Inc.	11,023,867

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
46,705	Old Dominion Freight Line, Inc.	$6,144,043

		17,167,910

	Total Common Stocks (cost $289,036,274)	384,056,667

	LIMITED PARTNERSHIP INTEREST 1.2%
	Oil & Gas Storage & Transportation 1.2%
145,968	Delek Logistics Partners L.P.	4,627,185

	Total Limited Partnership Interest (cost $5,296,875)	4,627,185

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%

	Repurchase Agreement 1.7%
$6,755,973	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $6,930,000 of United States Treasury Notes 1.250% due 12/31/18; value: $6,896,057; repurchase proceeds: $6,756,123 (cost $6,755,973)	$6,755,973

	Total Short-Term Investments (cost $6,755,973)	6,755,973

	Total Investments (cost $301,089,122) 100.4%	395,439,825
	Liabilities less Other Assets (0.4%)	(1,501,074)

	NET ASSETS 100.0%	$393,938,751

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Colombia	1.4
India	1.2
Ireland	1.9
Israel	1.9
Switzerland	1.1
United States	92.5

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 81.2%

	Air Freight & Logistics 2.0%
3,800	FedEx Corp.	$948,252

	Apparel Retail 1.3%
7,605	Ross Stores, Inc.	610,301

	Asset Management & Custody Banks 7.1%
85,813	Alcentra Capital Corp.	719,971
5,464	Ameriprise Financial, Inc.	925,984
66,023	Ares Capital Corp.	1,037,882
80,413	Medallion Financial Corp.*	286,270
50,621	Triangle Capital Corp.	480,393

		3,450,500

	Broadcasting 3.3%
26,860	CBS Corp., Class B	1,584,740

	Cable & Satellite 6.6%
72,500	Comcast Corp., Class A	2,903,625
1,000	Naspers Ltd., Class N (South Africa)	278,925

		3,182,550

	Consumer Finance 2.5%
4,400	American Express Co.	436,964
10,289	Discover Financial Services	791,430

		1,228,394

	Data Processing & Outsourced Services 7.5%
12,285	MasterCard, Inc., Class A	1,859,458
15,725	Visa, Inc., Class A	1,792,964

		3,652,422

	Diversified REITs 3.2%
56,410	Colony NorthStar, Inc., Class A	643,638
355,714	Star Asia Capital Corp Ltd.* *** †	885,728

		1,529,366

	Drug Retail 6.6%
18,372	CVS Health Corp.	1,331,970
26,029	Walgreens Boots Alliance, Inc.	1,890,226

		3,222,196

	Financial Exchanges & Data 0.3%
1,091	MSCI, Inc., Class A	138,055
300	OTC Markets Group, Inc.	8,715

		146,770

	Health Care Distributors 1.1%
3,347	McKesson Corp.	521,965

	Home Improvement Retail 3.0%
7,700	Home Depot, Inc. (The)	1,459,381

	Hotels, Resorts & Cruise Lines 1.8%
46,358	Extended Stay America, Inc.**	880,802

	Industrial Conglomerates 0.6%
13,070	General Electric Co.	228,072
436	Siemens AG (Germany)	60,762

		288,834

WASATCH STRATEGIC INCOME FUND (WASIX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery 1.0%
2,700	Snap-on, Inc.	$470,610

	Integrated Oil & Gas 3.6%
47,923	Suncor Energy, Inc. (Canada)	1,759,464

	IT Consulting & Other Services 1.9%
13,250	Cognizant Technology Solutions Corp., Class A	941,015

	Managed Health Care 1.5%
3,390	UnitedHealth Group, Inc.	747,359

	Mortgage REITs 7.4%
109,990	Arbor Realty Trust, Inc.	950,314
15,250	Blackstone Mortgage Trust, Inc., Class A	490,745
61,400	Great Ajax Corp.	848,548
41,092	Resource Capital Corp.	385,032
42,500	Starwood Property Trust, Inc.	907,375

		3,582,014

	Movies & Entertainment 0.9%
4,250	Walt Disney Co. (The)	456,917

	Personal Products 3.6%
10,800	Herbalife Ltd.*	731,376
14,671	Nu Skin Enterprises, Inc., Class A	1,001,003

		1,732,379

	Railroads 3.0%
17,367	Canadian National Railway Co. (Canada)	1,432,052

	Retail REITs 1.3%
3,685	Simon Property Group, Inc.	632,862

	Semiconductor Equipment 1.8%
10,500	BE Semiconductor Industries N.V. (Netherlands)	880,755

	Semiconductors 3.1%
14,100	Microchip Technology, Inc.	1,239,108
7,215	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	286,075

		1,525,183

	Soft Drinks 1.9%
9,592	Dr Pepper Snapple Group, Inc.	930,999

	Specialty Stores 1.3%
8,400	Tractor Supply Co.	627,900

	Technology Hardware, Storage & Peripherals 0.0%
81	Apple, Inc.	13,708

	Trading Companies & Distributors 2.0%
5,130	MSC Industrial Direct Co., Inc., Class A	495,866
2,099	W.W. Grainger, Inc.	495,889

		991,755

	Total Common Stocks (cost $31,809,635)	39,431,445

	RIGHTS 0.0%

	Personal Products 0.0%
14,761	Herbalife Ltd. CVR* *** †	9,742

	Total Rights (cost $0)	9,742

WASATCH STRATEGIC INCOME FUND (WASIX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 8.5%

	Asset Management & Custody Banks 3.9%
28,220	Blackstone Group L.P. (The)	$903,604
47,894	KKR & Co. L.P.	1,008,648

		1,912,252

	Oil & Gas Storage & Transportation 4.6%
19,800	Golar LNG Partners L.P.	451,440
24,771	Magellan Midstream Partners L.P.	1,757,255

		2,208,695

	Total Limited Partnership Interest (cost $3,825,648)	4,120,947

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.4%

	Asset Management & Custody Banks 0.4%
15,300	Ellington Financial, LLC	222,003

	Total Limited Liability Company Membership Interest (cost $236,659)	222,003

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.3%

	Repurchase Agreement 10.3%
$4,979,707	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $5,105,000 of United States Treasury Notes 1.250% due 12/31/18; value: $5,079,996; repurchase proceeds: $4,979,818 (cost $4,979,707)	$4,979,707

	Total Short-Term Investments (cost $4,979,707)	4,979,707

	Total Investments (cost $40,851,649) 100.4%	48,763,844
	Liabilities less Other Assets (0.4%)	(205,671)

	NET ASSETS 100.0%	$48,558,173

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

ADR American Depositary Receipt.

CVR Contingent Value Rights.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	7.3
Germany	0.1
Netherlands	2.0
South Africa	0.6
Taiwan	0.7
United States	89.3

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.8%

	Application Software 9.0%
28,694	HubSpot, Inc.*	$2,536,549
56,605	Paylocity Holding Corp.*	2,669,492
16,442	Ultimate Software Group, Inc. (The)*	3,588,138
47,407	Zendesk, Inc.*	1,604,253

		10,398,432

	Automotive Retail 1.5%
30,012	Monro, Inc.	1,709,183

	Biotechnology 11.0%
513,577	Argos Therapeutics, Inc.*	77,037
101,022	ChemoCentryx, Inc.*	601,081
96,489	Cytokinetics, Inc.*	786,385
25,386	Denali Therapeutics, Inc.*	397,037
19,667	Esperion Therapeutics, Inc.*	1,294,875
38,549	Exact Sciences Corp.*	2,025,364
14,120	Flexion Therapeutics, Inc.*	353,565
204,544	Inovio Pharmaceuticals, Inc.*	844,767
14,709	Juno Therapeutics, Inc.*	672,348
37,945	MacroGenics, Inc.*	720,955
164,492	Sangamo Therapeutics Inc.*	2,697,669
31,185	Seattle Genetics, Inc.*	1,668,398
60,427	Selecta Biosciences, Inc.*	592,789

		12,732,270

	Building Products 3.9%
58,325	AAON, Inc.	2,140,528
21,260	Trex Co., Inc.*	2,304,371

		4,444,899

	Communications Equipment 1.1%
9,105	Palo Alto Networks, Inc.*	1,319,679

	Department Stores 1.7%
82,194	V-Mart Retail Ltd. (India)	1,918,751

	Diversified Banks 1.8%
734,360	City Union Bank Ltd. (India)	2,069,819

	Electronic Manufacturing Services 1.6%
8,852	IPG Photonics Corp.*	1,895,479

	Environmental & Facilities Services 2.5%
40,156	Waste Connections, Inc.	2,848,666

	General Merchandise Stores 0.9%
20,491	Ollie’s Bargain Outlet Holdings, Inc.*	1,091,146

	Health Care Equipment 5.7%
83,474	AtriCure, Inc.*	1,522,566
51,872	Entellus Medical, Inc.*	1,265,158
20,227	Glaukos Corp.*	518,822
72,201	Obalon Therapeutics, Inc.*	477,249
171,035	Oxford Immunotec Global plc*	2,389,359
150,639	Tandem Diabetes Care, Inc.*	355,508

		6,528,662

	Health Care Services 0.4%
37,343	Dr. Lal PathLabs Ltd. (India)	516,024

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 1.3%
26,781	Veeva Systems, Inc., Class A*	$1,480,454

	Homebuilding 4.9%
22,796	Installed Building Products, Inc.*	1,731,356
52,808	LGI Homes, Inc.*	3,962,184

		5,693,540

	Industrial Machinery 4.0%
11,428	Barnes Group, Inc.	723,049
98,864	Kornit Digital Ltd.* (Israel)	1,596,654
22,587	Proto Labs, Inc.*	2,326,461

		4,646,164

	Industrial REITs 1.7%
109,047	Monmouth Real Estate Investment Corp.	1,941,036

	Internet & Direct Marketing Retail 4.2%
50,030	MakeMyTrip Ltd.* (India)	1,493,395
23,328	Wayfair, Inc., Class A*	1,872,539
8,021	zooplus AG* (Germany)	1,446,486

		4,812,420

	Internet Software & Services 4.2%
52,675	Cornerstone OnDemand, Inc.*	1,861,008
58,035	Instructure, Inc.*	1,920,959
49,913	Reis, Inc.	1,030,703

		4,812,670

	IT Consulting & Other Services 2.5%
20,373	InterXion Holding N.V.* (Netherlands)	1,200,581
30,259	Luxoft Holding, Inc.* (Switzerland)	1,685,426

		2,886,007

	Life Sciences Tools & Services 0.7%
251,025	Horizon Discovery Group plc* (United Kingdom)	813,412

	Managed Health Care 1.6%
38,383	HealthEquity, Inc.*	1,790,951

	Oil & Gas Equipment & Services 0.5%
21,389	Oil States International, Inc.*	605,309

	Packaged Foods & Meats 3.1%
188,918	Freshpet, Inc.*	3,579,996

	Pharmaceuticals 1.2%
97,685	Intra-Cellular Therapies, Inc.*	1,414,479

	Regional Banks 6.2%
23,704	Bank of the Ozarks, Inc.	1,148,459
37,384	Eagle Bancorp, Inc.*	2,164,534
40,996	Metro Bank plc* (United Kingdom)	1,983,772
27,338	Pinnacle Financial Partners, Inc.	1,812,509

		7,109,274

	Restaurants 2.9%
49,638	Chuy’s Holdings, Inc.*	1,392,346
81,337	Habit Restaurants, Inc. (The)*	776,768
69,679	Zoe’s Kitchen, Inc.*	1,165,033

		3,334,147

	Semiconductor Equipment 1.8%
132,481	PDF Solutions, Inc.*	2,079,952

	Semiconductors 5.8%
25,599	Cavium, Inc.*	2,145,964

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
18,107	Monolithic Power Systems, Inc.	$2,034,503
13,668	NVE Corp.	1,175,448
18,426	Power Integrations, Inc.	1,355,232

		6,711,147

	Specialty Chemicals 2.0%
19,176	Balchem Corp.	1,545,586
411,433	EcoSynthetix, Inc.* (Canada)	720,089

		2,265,675

	Specialty Stores 1.3%
22,232	Five Below, Inc.*	1,474,426

	Systems Software 2.6%
33,796	ForeScout Technologies, Inc.*	1,077,754
32,734	Qualys, Inc.*	1,942,763

		3,020,517

	Trucking 1.2%
31,152	Knight-Swift Transportation Holdings, Inc.	1,361,965

	Total Common Stocks (cost $73,621,218)	109,306,551

	LIMITED PARTNERSHIP INTEREST 2.5%

	Asset Management & Custody Banks 2.5%
	Greenspring Global Partners II-B, L.P.* *** †	1,841,098
	Greenspring Global Partners III-B, L.P.* *** †	1,087,288

	Total Limited Partnership Interest (cost $2,549,364)	2,928,386

	PREFERRED STOCKS 1.5%

	Biotechnology 0.4%
169,492	Nanosys, Inc., Series D Pfd.* *** †	333,899
40,380	Nanosys, Inc., Series E Pfd.* *** †	54,663

		388,562

	Health Care Technology 0.2%
253,064	Data Sciences International, Inc., 5.05%, Series B Pfd.*** †	265,717

	Oil & Gas Equipment & Services 0.9%
435,920	Drilling Info Holdings, Inc., 0.56%, Series B Pfd.*** †	1,007,411

	Total Preferred Stocks (cost $1,866,601)	1,661,690

	WARRANTS 0.0%

	Health Care Equipment 0.0%
60,000	Tandem Diabetes Care, Inc., expiring 04/17/2018* *** †	600
60,000	Tandem Diabetes Care, Inc., expiring 10/17/2022* *** †	45,000

		45,600

	Total Warrants (cost $64,988)	45,600

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$1,685,171	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $1,730,000 of United States Treasury Notes 1.250% due 12/31/18; value: $1,721,526; repurchase proceeds: $1,685,208 (cost $1,685,171)	$1,685,171

	Total Short-Term Investments (cost $1,685,171)	1,685,171

	Total Investments (cost $79,787,342) 100.3%	115,627,398
	Liabilities less Other Assets (0.3%)	(321,071)

	NET ASSETS 100.0%	$115,306,327

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	0.6
Germany	1.3
India	5.3
Israel	1.4
Netherlands	1.0
Switzerland	1.5
United Kingdom	2.5
United States	86.4

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 76.7%

	Aerospace & Defense 2.0%
260,000	Avon Rubber plc (United Kingdom)	$4,279,168

	Agricultural Products 1.1%
50,000	Kaneko Seeds Co. Ltd. (Japan)	755,270
47,000	Sakata Seed Corp. (Japan)	1,630,974

		2,386,244

	Airport Services 0.2%
49,400	AGP Corp. (Japan)	438,429

	Alternative Carriers 3.1%
750,000	Gamma Communications plc (United Kingdom)	6,531,354

	Application Software 1.4%
20,000	Esker S.A. (France)	1,229,365
1,000,000	EVR Holdings plc* (United Kingdom)	108,012
235,000	Tracsis plc (United Kingdom)	1,626,088

		2,963,465

	Biotechnology 1.4%
999,000	BBI Life Sciences Corp. (China)	501,236
50,000	Bioventix plc (United Kingdom)	1,670,812
200,000	MDxHealth* (Belgium)	770,303

		2,942,351

	Construction Machinery & Heavy Trucks 0.3%
31,900	Morita Holdings Corp. (Japan)	600,487

	Consumer Electronics 4.8%
50,000	Roku, Inc.*	2,589,000
140,000	Sony Corp. (Japan)	6,315,687
486,318	Sprue Aegis plc (United Kingdom)	1,263,960

		10,168,647

	Data Processing & Outsourced Services 1.0%
30,000	PayPal Holdings, Inc.*	2,208,600

	Diversified Support Services 0.6%
70,000	Japan Elevator Service Holdings Co. Ltd. (Japan)	1,303,395

	Electrical Components & Equipment 0.6%
250,000	Enphase Energy, Inc.*	602,500
175,000	FineTek Co. Ltd. (Taiwan)	558,664

		1,161,164

	Electronic Equipment & Instruments 4.7%
19,000	Barco N.V. (Belgium)	2,034,645
1,500,000	Catapult Group International Ltd.* (Australia)	1,989,638
1,219,431	Eroad Ltd.* (New Zealand)	3,093,875
130,000	Evertz Technologies Ltd. (Canada)	1,882,259
5,000	V Technology Co. Ltd. (Japan)	810,295

		9,810,712

	Food Distributors 1.1%
64,100	Kato Sangyo Co. Ltd. (Japan)	2,349,527

	Food Retail 2.7%
953,559	Majestic Wine plc (United Kingdom)	5,780,643

	Health Care Equipment 1.2%
27,426	bioMérieux (France)	2,457,829

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 0.9%
74,000	Japan Animal Referral Medical Center Co. Ltd.* (Japan)	$1,923,639

	Health Care Services 0.8%
63,816	BML, Inc. (Japan)	1,588,674

	Health Care Supplies 6.9%
700,000	Advanced Medical Solutions Group plc (United Kingdom)	3,003,073
56,114	Guerbet (France)	5,339,138
149,400	Menicon Co. Ltd. (Japan)	4,163,443
20,000	Sartorius Stedim Biotech (France)	1,446,778
192,158	Tristel plc (United Kingdom)	648,606

		14,601,038

	Health Care Technology 5.1%
200,000	Computer Programs and Systems, Inc.	6,010,000
130,000	Nexus AG (Germany)	4,054,710
10,870	Software Service, Inc. (Japan)	669,517

		10,734,227

	Home Entertainment Software 4.3%
17,000	Electronic Arts, Inc.*	1,786,020
15,000	Nintendo Co. Ltd. (Japan)	5,483,470
17,079	Take-Two Interactive Software, Inc.*	1,874,933

		9,144,423

	Home Improvement Retail 0.7%
22,000	Arcland Sakamoto Co. Ltd. (Japan)	356,530
10,855	Italtile Ltd. (South Africa)	12,897
12,000,000	PT Ace Hardware Indonesia Tbk (Indonesia)	1,021,559

		1,390,986

	Household Appliances 2.5%
75,000	SodaStream International Ltd.* (Israel)	5,275,500

	Hypermarkets & Super Centers 3.2%
36,075	Costco Wholesale Corp.	6,714,279

	Industrial Machinery 3.0%
250,000	Golden Friends Corp. (Taiwan)	466,253
97,518	Kornit Digital Ltd.* (Israel)	1,574,916
50,000	Sansei Technologies, Inc. (Japan)	524,518
1,005,392	Skellerup Holdings Ltd. (New Zealand)	1,318,165
10,000	SLM Solutions Group AG* (Germany)	572,928
65,000	va-Q-tec AG* (Germany)	1,429,950
250,000	Yungtay Engineering Co. Ltd. (Taiwan)	403,666

		6,290,396

	Internet & Direct Marketing Retail 2.0%
1,692	Amazon.com, Inc.*	1,978,743
250,000	Kogan.com Ltd. (Australia)	1,316,672
36,800	Oisix.daichi, Inc.* (Japan)	838,064

		4,133,479

	Internet Software & Services 0.7%
3,000,000	nearmap Ltd.* (Australia)	1,392,747

	Leisure Facilities 0.5%
1,000,000	Goals Soccer Centres plc* (United Kingdom)	1,080,121

	Leisure Products 4.4%
63,000	Bandai Namco Holdings, Inc. (Japan)	2,060,395
200,000	KMC Kuei Meng International, Inc. (Taiwan)	873,700
2,500,000	Photo-Me International plc (United Kingdom)	6,210,694

		9,144,789

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 0.5%
300,000	Horizon Discovery Group plc* (United Kingdom)	$972,109

	Movies & Entertainment 4.6%
82,577	AFC Ajax N.V. (Netherlands)	991,790
220,000	Borussia Dortmund GmbH & Co. KGaA (Germany)	1,617,061
3,300	Celtic plc* (United Kingdom)	5,792
2,300,000	Juventus Football Club S.p.A.* (Italy)	2,109,755
13,000	Toei Co. Ltd. (Japan)	1,314,134
44,000	Toho Co. Ltd. (Japan)	1,524,917
19,233	Walt Disney Co. (The)	2,067,740

		9,631,189

	Multi-Utilities 0.0%
2,534	Telecom Plus plc (United Kingdom)	41,090

	Pharmaceuticals 0.0%
19,491	SwedenCare AB* (Sweden)	62,490

	Publishing 3.6%
400,000	New York Times Co. (The)	7,400,000
7,900	Proto Corp. (Japan)	113,443

		7,513,443

	Real Estate Services 1.1%
400,000	Purplebricks Group plc* (United Kingdom)	2,248,001

	Research & Consulting Services 0.7%
260,000	Sporton International, Inc. (Taiwan)	1,402,288

	Specialized Consumer Services 1.5%
50,000	Asante, Inc. (Japan)	843,576
30,000	Beauty Garage, Inc. (Japan)	555,403
40,000	San Holdings, Inc. (Japan)	1,150,211
60,000	Tear Corp. (Japan)	639,006

		3,188,196

	Specialty Chemicals 0.3%
398,427	Polygiene AB* (Sweden)	556,130

	Specialty Stores 1.7%
117,000	Asahi Co. Ltd. (Japan)	1,362,361
18,069	Fenix Outdoor International AG (Switzerland)	2,147,636

		3,509,997

	Systems Software 0.5%
130,000	WANdisco plc* (United Kingdom)	1,004,850

	Technology Hardware, Storage & Peripherals 1.0%
50,000	MIMAKI ENGINEERING Co. Ltd. (Japan)	464,167
20,000	Roland DG Corp. (Japan)	537,830
241,619	Xaar plc (United Kingdom)	1,206,206

		2,208,203

	Total Common Stocks (cost $131,097,098)	161,134,299

	RIGHTS 0.0%

	Personal Products 0.0%
19,023	Herbalife Ltd. CVR* *** †	12,555

	Total Rights (cost $0)	12,555

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.* *** †	$204,569

	Total Limited Partnership Interest (cost $199,809)	204,569

Principal Amount		Value
	SHORT-TERM INVESTMENTS 23.9%

	Repurchase Agreement 23.9%
$50,247,671	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $51,505,000 of United States Treasury Notes 1.250% due 12/31/18; value: $51,252,729; repurchase proceeds: $50,248,788 (cost $50,247,671)	$50,247,671

	Total Short-Term Investments (cost $50,247,671)	50,247,671

	Total Investments (cost $181,544,578) 100.7%	211,599,094
	Liabilities less Other Assets (0.7%)	(1,463,767)

	NET ASSETS 100.0%	$210,135,327

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

CVR Contingent Value Rights.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	2.9
Belgium	1.7
Canada	1.2
China	0.3
France	6.5
Germany	4.8
Indonesia	0.6
Israel	4.3
Italy	1.3
Japan	25.0
Netherlands	0.6
New Zealand	2.7
South Africa	—	[1]
Sweden	0.4
Switzerland	1.3
Taiwan	2.3
United Kingdom	23.4
United States	20.7

Total	100.0%

[1]	Amount is less than 0.01%.

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	CORPORATE BONDS 50.8%

	Automobile Manufacturers 1.4%
$1,250,000	Ford Motor Credit Co., LLC, 5.75%, 2/1/21	$1,357,106

	Biotechnology 1.1%
1,000,000	Roche Holdings, Inc., 2.25%, 9/30/19†	1,001,819

	Computer Services 1.4%
1,350,000	Apple, Inc., 1.70%, 2/22/19	1,346,827

	Diversified Banks 10.3%
1,100,000	Bank of America Corp., 4.00%, 4/1/24 MTN	1,162,838
1,200,000	Citigroup, Inc., 3-month LIBOR + 0.550%, 2.012%, 8/25/36†††	1,023,600
1,000,000	Fulton Financial Corp., 3.60%, 3/16/22	1,003,979
1,000,000	HSBC Holdings plc, 3-month LIBOR + 2.240%, 3.763%, 3/8/21††† (United Kingdom)	1,053,312
1,250,000	PNC Bank NA, 3.80%, 7/25/23	1,305,546
1,250,000	Royal Bank of Canada, 2.20%, 9/23/19 (Canada)	1,249,314
825,000	Societe Generale S.A., 5.20%, 4/15/21† (France)	888,552
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,147,427
1,150,000	USB Capital IX, 3-month LIBOR + 1.020%, 3.50%, 1/29/18††† §§§	1,040,750

		9,875,318

	Diversified Financial Services 3.2%
1,600,000	General Electric Co., 4.65%, 10/17/21 MTN	1,722,616
1,250,000	General Electric Co., 3-month LIBOR + 3.330%, 5.00%, 1/21/21, Series D††† §§§	1,288,250

		3,010,866

	E-Commerce/Products 1.3%
1,250,000	Alibaba Group Holding Ltd., 3.125%, 11/28/21 (Cayman Islands)	1,266,310

	Enterprise Software & Services 1.2%
1,100,000	CA, Inc., 3.60%, 8/15/22	1,115,238

	Insurance 5.1%
1,000,000	Allstate Corp. (The), 3-month LIBOR + 1.935%, 3.351%, 5/15/67†††	987,500
1,150,000	Aspen Insurance Holdings Ltd., 4.65%, 11/15/23 (Bermuda)	1,222,974
1,421,000	Athene Global Funding, 4.00%, 1/25/22†	1,466,333
1,275,000	Lincoln National Corp., 3-month LIBOR + 2.358%, 3.779%, 5/17/66†††	1,198,500

		4,875,307

	Integrated Telecommunication Services 3.9%
1,250,000	AT&T, Inc., 5.20%, 3/15/20	1,321,275
1,000,000	Crown Castle Towers, LLC, 4.883%, 8/15/40†	1,045,870
1,250,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,390,805

		3,757,950

	Internet & Direct Marketing Retail 1.1%
1,000,000	eBay, Inc., 3-month LIBOR + 0.870%, 2.248%, 1/30/23†††	1,003,551

	Investment Banking & Brokerage 7.1%
1,820,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.750%, 3.128%, 10/28/27 MTN†††	1,924,501
1,250,000	JPMorgan Chase & Co., 3-month LIBOR + 1.230%, 2.595%, 10/24/23†††	1,282,364
1,000,000	JPMorgan Chase & Co., 3.25%, 9/23/22	1,023,852
1,250,000	Morgan Stanley, 3-month LIBOR + 1.400%, 2.765%, 10/24/23 MTN†††	1,285,560
1,200,000	Morgan Stanley, 4.875%, 11/1/22	1,292,186

		6,808,463

	Oil Companies-Integrated 1.6%
1,500,000	BP Capital Markets plc, 3.245%, 5/6/22 (United Kingdom)	1,537,470

	Pharmaceuticals 0.8%
575,000	Pharmacia, LLC, 6.75%, 12/15/27	740,522

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	Pipelines 1.0%
$1,000,000	Enterprise Products Operating, LLC, 3-month LIBOR + 2.778%, 4.258%, 6/1/67†††	$981,000

	Property & Casualty Insurance 0.9%
1,000,000	XLIT Ltd., 3-month LIBOR + 2.458%, 3.817%, 1/29/18, Series E††† §§§ (Cayman Islands)	895,500

	Residential REITs 2.5%
1,200,000	AvalonBay Communities, Inc., 4.20%, 12/15/23 MTN	1,277,129
1,055,000	EPR Properties, 5.75%, 8/15/22	1,150,455

		2,427,584

	Semiconductor Equipment 1.1%
1,000,000	Applied Materials, Inc., 4.30%, 6/15/21	1,060,518

	Semiconductors 1.5%
1,400,000	QUALCOMM, Inc., 3-month LIBOR + 0.730%, 2.108%, 1/30/23†††	1,397,738

	Super-Regional Banks-U.S. 1.4%
1,250,000	Wells Fargo & Co., 4.125%, 8/15/23	1,318,190

	Technology Hardware, Storage & Peripherals 1.7%
1,600,000	Dell International, LLC / EMC Corp. , 4.42%, 6/15/21†	1,667,231

	Trucking & Leasing 1.2%
1,000,000	Aviation Capital Group Corp., 6.75%, 4/6/21†	1,117,618

	Total Corporate Bonds (cost $48,229,549)	48,562,126

	ASSET-BACKED SECURITIES 15.6%
1,000,000	Avis Budget Rental Car Funding AESOP, LLC, 2.50%, 7/20/21, Series 2015-1A, Class A†	998,959
2,000,000	Citibank Credit Card Issuance Trust, 1-month LIBOR + 0.770%, 2.242%, 5/14/29, Series 2017-A6, Class A6†††	2,018,768
1,150,463	Cronos Containers Program I Ltd., 3.27%, 11/18/29, Series 2014-2A, Class A† (Bermuda)	1,142,884
276,444	DT Auto Owner Trust 2016-2, 2.92%, 5/15/20, Series 2016-2A, Class B†	276,613
1,050,000	Element Rail Leasing I, LLC, 3.668%, 4/19/44, Series 2014-1A, Class A2†	1,063,036
1,279,518	Fairway Outdoor Funding, LLC, 4.212%, 10/15/42, Series 2012-1A, Class A2†	1,294,386
941,269	Global SC Finance IV Ltd., 3.85%, 4/15/37, Series 2017-1A, Class A†	956,833
1,000,000	Hertz Vehicle Financing, LLC 2016-2, 2.95%, 3/25/22, Series 2016-2A, Class A†	996,971
960,000	HOA Funding, LLC, 5.50%, 8/20/44, Series 2015-1A, Class A2†	948,288
1,000,000	Scala Funding Co., LLC Series 2016-1, 3.91%, 2/15/21, Series 2016-1, Class A*** †	981,563
1,143,678	Shenton Aircraft Investment I Ltd., 4.75%, 10/15/42, Series 2015-1A, Class A† (Cayman Islands)	1,184,403
1,295,570	Spirit Master Funding, LLC, 5.37%, 7/20/40, Series 2014-1A, Class A2†	1,342,852
1,637,313	Wendys Funding, LLC, 3.371%, 6/15/45, Series 2015-1A, Class A2I†	1,641,700

	Total Asset-Backed Securities (cost $14,912,177)	14,847,256

	MORTGAGE-BACKED SECURITIES 12.0%
1,009,435	Federal Home Loan Mortgage Corp., 12-month LIBOR + 1.822%, 2.721%, 1/1/43, Series 840522†††	1,048,196
1,343,190	Federal Home Loan Mortgage Corp., 3.50%, 2/1/32, Series G18637	1,389,304
1,000,000	Federal National Mortgage Assoc., 2.42%, 4/1/22, Series AM8263	994,078
828,131	Federal National Mortgage Assoc., 12-month LIBOR + 1.597%, 2.521%, 7/1/44, Series AL9645†††	851,835
1,686,286	Federal National Mortgage Assoc., 3.00%, 3/1/29, Series AL4936	1,722,791
930,274	Federal National Mortgage Assoc., 12-month LIBOR + 1.474%, 3.066%, 4/1/44, Series AL9804†††	960,446
1,103,350	Federal National Mortgage Assoc., 12-month LIBOR + 1.600%, 3.111%, 5/1/47, Series BH0393†††	1,117,927
978,214	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,023,319
1,103,616	Federal National Mortgage Assoc., 3.50%, 9/1/32, Series AP8284	1,145,173
1,165,081	Government National Mortgage Assoc., 3.87%, 10/15/36, Series AO0029	1,227,913

	Total Mortgage-Backed Securities (cost $11,553,501)	11,480,982

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	U.S. TREASURY NOTES 7.8%
$1,000,000	U.S. Treasury Note, 1.408%, 10/31/19†††	$1,000,130
1,200,000	U.S. Treasury Note, 2.25%, 7/31/18	1,204,453
1,100,000	U.S. Treasury Note, 2.625%, 8/15/20	1,119,207
2,500,000	U.S. Treasury Note, 3.625%, 8/15/19	2,569,531
1,500,000	U.S. Treasury Note, 3.625%, 2/15/20	1,553,731

	Total U.S. Treasury Notes (cost $7,496,510)	7,447,052

	U.S. GOVERNMENT AGENCY SECURITIES 3.3%
1,050,000	Federal Farm Credit Banks, 2.60%, 10/6/22	1,064,117
1,000,000	Federal Farm Credit Banks, 4.95%, 12/16/19	1,056,534
1,000,000	Tennessee Valley Authority, 3.875%, 2/15/21	1,054,679

	Total U.S. Government Agency Securities (cost $3,212,871)	3,175,330

	MUNICIPAL BONDS 3.2%
500,000	Iowa Student Loan Liquidity Corp., 2.86%, 12/1/22, Series A-2	498,230
1,325,000	Municipal Electric Authority of Georgia, 4.03%, 1/1/20, Series A	1,350,453
1,200,000	State of New York Mortgage Agency, 3.653%, 4/1/23, Series 172	1,226,232

	Total Municipal Bonds (cost $3,081,823)	3,074,915

	COMMERCIAL MORTGAGE-BACKED SECURITIES 2.9%
1,600,000	Citigroup Commercial Mortgage Trust 2012-GC8, Series 2012-GC8, Class B†	1,660,488
1,000,000	GS Mortgage Securities Trust 2013-GC13, Series 2013-GC13, Class AS† †††	1,050,743

		2,711,231

	Total Commercial Mortgage-Backed Securities (cost $2,735,367)	2,711,231

	U.S. TREASURY INFLATION – PROTECTED SECURITIES 2.1%
901,030	Treasury Inflation Protected Security, 2.00%, 1/15/26	1,013,491
976,565	Treasury Inflation Protected Security, 2.125%, 1/15/19	996,669

	Total U.S. Treasury Inflation – Protected Securities (cost $2,014,764)	2,010,160

	FOREIGN BONDS 1.0%

	Diversified Banks 1.0%
1,000,000	Export-Import Bank of Korea (Korea)	991,169

	Total Foreign Bonds (cost $1,000,352)	991,169

	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
748,953	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $770,000 of United States Treasury Notes 1.250% due 12/31/18; value: $766,229; repurchase proceeds: $748,970 (cost $748,953)	748,953

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	Total Short-Term Investments (cost $748,953)	$748,953

	Total Investments (cost $94,985,867) 99.5%	95,049,174
	Other Assets less Liabilities 0.5%	493,173

	NET ASSETS 100.0%	$95,542,347

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 7).

†††Variable rate securities.

§§§Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

LIBOR London Interbank Offered Rate.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At December 31, 2017, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Bermuda	2.5
Canada	1.3
Cayman Islands	3.6
France	0.9
Korea	1.1
United Kingdom	2.7
United States	87.9

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2017 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.9%
$132,800,000	U.S. Treasury Bond, 2.25%, 8/15/46	$119,794,937
63,250,000	U.S. Treasury Bond, 2.50%, 2/15/45	60,297,510
8,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	8,598,438
14,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	16,800,480
39,000,000	U.S. Treasury Strip, principal only, 8/15/40	21,208,926
81,000,000	U.S. Treasury Strip, principal only, 5/15/44	39,013,802
175,700,000	U.S. Treasury Strip, principal only, 8/15/45	81,485,791
	Total U.S. Government Obligations (cost $354,690,075)	347,199,884

	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
2,657,845	Repurchase Agreement dated 12/29/17, 0.20% due 1/2/18 with Fixed Income Clearing Corp. collateralized by $2,725,000 of United States Treasury Notes 1.250% due 12/31/18; value: $2,711,653; repurchase proceeds: $2,657,904 (cost $2,657,845)	2,657,845

	Total Short-Term Investments (cost $2,657,845)	2,657,845

	Total Investments (cost $357,347,920) 99.7%	349,857,729
	Other Assets less Liabilities 0.3%	1,173,503

	NET ASSETS 100.0%	$351,031,232

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund (formerly Large Cap Value Fund), International Growth Fund, International Opportunities Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 13 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Small Cap Growth Fund and World Innovators Fund, which commenced operations on February 1, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Value, International Growth, International Opportunities, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2017. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 7.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers (e.g. Saudi Arabia). While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

4. FINANCIAL DERIVATIVE INSTRUMENTS (continued)

expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2017 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Value Fund
Cost	$1,052,412,597	$195,461,114	$34,987,645	$435,611,934	$142,561,765	$66,853,607	$155,513,337

Gross appreciation	$638,536,035	$72,672,974	$12,809,068	$244,849,860	$54,481,543	$43,927,706	$22,815,845
Gross (depreciation)	(3,002,512)	(491,331)	(742,869)	(16,506,748)	(2,190,254)	(1,100,547)	(2,526,434)

Net appreciation	$635,533,523	$72,181,643	$12,066,199	$228,343,112	$52,291,289	$42,827,159	$20,289,411

	International Growth Fund	International Opportunities Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$1,018,666,303	$368,978,438	$82,007,032	$200,942,947	$164,646,063	$1,073,174,558	$301,452,705

Gross appreciation	$560,983,726	$156,523,092	$16,388,446	$135,086,037	$78,424,146	$630,967,541	$99,220,385
Gross (depreciation)	(12,044,556)	(8,784,175)	(4,162,307)	(8,156,158)	(2,210,760)	(43,859,415)	(5,233,265)

Net appreciation	$548,939,170	$147,738,917	$12,226,139	$126,929,879	$76,213,386	$587,108,126	$93,987,120

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$41,545,826	$79,891,761	$181,839,211	$94,990,774	$358,424,210

Gross appreciation	$8,316,614	$42,068,578	$31,380,670	$572,472	$4,726,769
Gross (depreciation)	(1,098,596)	(6,332,941)	(1,620,787)	(514,072)	(13,293,250)

Net appreciation (depreciation)	$7,218,018	$35,735,637	$29,759,883	$58,400	$(8,566,481)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2017, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as Percent of Net Assets
Core Growth Fund
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	$4,000,005	$4,548,245	0.27%

Micro Cap Fund
Select Interior Concepts, Inc.	Common Stock	11/15/17	$3,120,000	$3,380,000	1.02%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc.	Right	12/21/16	$—	$326,356	0.14%
Acetylon Pharmaceuticals, Inc.	Right	12/21/16	—	—	0.00%
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	30,001	46,991	0.02%
Select Interior Concepts, Inc.	Common Stock	11/15/17	3,600,000	3,900,000	1.62%
Synergetics USA, Inc.	Right	10/14/15	71,250	9,375	0.00%
Vertex Energy, Inc.	Warrants	6/22/15	95,000	7,500	0.00%
Vertex Energy, Inc., Pfd. Series B	Convertible Preferred Stock	6/22/15 - 10/11/17	1,679,022	1,499,335	0.62%
			$5,475,273	$5,789,557	2.40%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	$8,000,002	$6,397,861	0.38%
DocuSign, Inc., Series B Pfd.	Preferred Stock	3/3/14	437,256	722,856	0.04%
DocuSign, Inc., Series B-1 Pfd.	Preferred Stock	3/3/14	130,983	216,536	0.01%
DocuSign, Inc., Series D Pfd.	Preferred Stock	3/3/14	313,930	518,978	0.03%
DocuSign, Inc., Series E Pfd.	Preferred Stock	3/3/14	8,117,819	13,420,080	0.81%
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	2,999,984	3,411,162	0.21%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	12,287,381	13,446,743	0.81%
Forescout Technologies, Inc.	Common Stock	11/25/15	6,000,003	8,001,369	0.48%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,995,981	2,045,672	0.12%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 -6/29/17	749,868	1,087,288	0.07%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	1,335,593	0.08%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	218,648	0.01%
			$43,218,146	$50,822,786	3.05%

Strategic Income Fund
Herbalife Ltd. CVR	Right	10/13/17	$—	$9,742	0.02%
Star Asia Capital Corp Ltd.	Common Stock	2/22/07 - 5/11/15	572,597	885,728	1.82%
			$572,597	$895,470	1.84%

Ultra Growth Fund
Data Sciences International, Inc., Series B Pfd.	Preferred Stock	1/20/06	$399,811	$265,717	0.23%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	920,553	1,007,411	0.87%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,798,484	1,841,098	1.60%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	750,880	1,087,288	0.94%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,002	333,899	0.29%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	54,663	0.05%
Tandem Diabetes Care, Inc.,	Warrants	10/13/17	8,245	600	0.00%
Tandem Diabetes Care, Inc.,	Warrants	10/13/17	56,743	45,000	0.04%
			$4,480,953	$4,635,676	4.02%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/13 - 3/31/17	$199,809	$204,569	0.09%
Herbalife Ltd. CVR	Right	10/13/17	—	12,555	0.01%

			$199,809	$217,124	0.10%

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation system (“NASDAQ”), such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Funds’ assets and liabilities:

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/17
Core Growth Fund
Assets
Common Stocks		$1,672,006,037	$—	$—	$1,672,006,037
Preferred Stocks		—	—	4,548,245	4,548,245
Short-Term Investments		—	11,391,838	—	11,391,838

		$1,672,006,037	$11,391,838	$4,548,245	$1,687,946,120

Emerging India Fund
Assets
Common Stocks		$259,452,346	$—	$—	$259,452,346
Short-Term Investments		—	8,190,411	—	8,190,411

		$259,452,346	$8,190,411	$—	$267,642,757

Emerging Markets Select Fund
Assets
Common Stocks
	Drug Retail	$—	$2,211,968	$—	$2,211,968
	Health Care Facilities	2,035,312	456,566	—	2,491,878
	Industrial Machinery	—	749,880	—	749,880
	Other	40,698,680	—	—	40,698,680
Preferred Stocks		901,438	—	—	901,438

		$43,635,430	$3,418,414	$—	$47,053,844

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Commodity Chemicals	$10,190,355	$782,891	$—	$10,973,246
	Consumer Finance	35,416,137	16,976,768	—	52,392,905
	Drug Retail	13,666,418	14,446,398	—	28,112,816
	General Merchandise Stores	—	19,447,885	—	19,447,885
	Health Care Equipment	5,575,274	2,699,832	—	8,275,106
	Highways & Railtracks	6,339,523	8,998,906	—	15,338,429
	Home Furnishings	16,211,528	5,527,772	—	21,739,300
	Hotels, Resorts & Cruise Lines	7,374,596	9,684,189	—	17,058,785
	Pharmaceuticals	3,713,693	5,765,508	16,661	9,495,862
	Semiconductor Equipment	10,925,942	6,549,828	—	17,475,770
	Specialty Chemicals	4,477,355	11,437,257	—	15,914,612
	Systems Software	—	3,225,101	—	3,225,101
	Other	417,168,897	—	—	417,168,897
Preferred Stocks		—	8,057,036	—	8,057,036
Short-Term Investments		—	19,279,296	—	19,279,296

		$531,059,718	$132,878,667	$16,661	$663,955,046

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Consumer Finance	$5,670,199	$4,495,222	$—	$10,165,421
	Diversified Banks	29,378,067	10,364,478	—	39,742,545
	Food Retail	10,398,820	4,468,079	—	14,866,899
	Packaged Foods & Meats	11,917,542	2,480,009	—	14,397,551
	Other	106,894,591	—	—	106,894,591
Preferred Stocks		6,243,375	—	—	6,243,375
Short-Term Investments		—	2,542,672	—	2,542,672
Liabilities less Other Assets		(4,233,266)	—	1,967,327	(2,265,939)

		$166,269,328	$24,350,460	$1,967,327	$192,587,115

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/17
Global Opportunities Fund
Assets
Common Stocks
	Consumer Finance	$4,217,179	$1,538,016	$—	$5,755,195
	Highways & Railtracks	—	1,635,625	—	1,635,625
	Specialty Chemicals	912,946	1,657,997	—	2,570,943
	Other	99,719,003	—	—	99,719,003

		$104,849,128	$4,831,638	$—	$109,680,766

Global Value Fund
Assets
Common Stocks
	Tobacco	$—	$3,318,592	$—	$3,318,592
	Other	169,274,988	—	—	169,274,988
	Short-Term Investments	—	3,209,168	—	3,209,168

		$169,274,988	$6,527,760	$—	$175,802,748

International Growth Fund
Assets
Common Stocks
	Drug Retail	$76,273,288	$24,120,347	$—	$100,393,635
	Hotels, Resorts & Cruise Lines	16,867,427	23,387,540	—	40,254,967
	Specialty Chemicals	47,657,563	24,207,204	—	71,864,767
	Other	1,311,243,695	—	—	1,311,243,695
	Short-Term Investments	—	43,848,409	—	43,848,409

		$1,452,041,973	$115,563,500	$—	$1,567,605,473

International Opportunities Fund
Assets
Common Stocks
	Advertising	$3,565,298	$2,876,289	$—	$6,441,587
	Health Care Equipment	2,474,762	3,067,597	—	5,542,359
	Semiconductor Equipment	5,473,431	4,048,318	—	9,521,749
	Systems Software	2,470,903	2,537,942		5,008,845
	Other	478,238,347	—	—	478,238,347
	Short-Term Investments	—	11,964,468	—	11,964,468

		$492,222,741	$24,494,614	$—	$516,717,355

Long/Short Fund
Assets
Common Stocks		$90,416,614	$—	$—	$90,416,614
Limited Partnership Interest		2,590,162	—	—	2,590,162
Short-Term Investments		—	1,226,395	—	1,226,395

		$93,006,776	$1,226,395	$—	$94,233,171

Liabilities
Securities Sold Short		$(24,987,615)	$—	$—	$(24,987,615)

		$(24,987,615)	$—	$—	$(24,987,615)

Micro Cap Fund
Assets
Common Stocks
	Homebuilding	$15,091,002	$3,380,000	$—	$18,471,002
	Other	308,212,035	—	—	308,212,035
Short-Term Investments		—	1,189,789	—	1,189,789

		$323,303,037	$4,569,789	$—	$327,872,826

Micro Cap Value Fund
Assets
Common Stocks
	Homebuilding	$6,107,790	$3,900,000	$—	$10,007,790
	Other	216,038,483	—	—	216,038,483
Convertible Preferred Stocks		—	—	1,499,335	1,499,335

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/17
Rights		$—	$—	$335,731	$335,731
Limited Liability Company Membership Interest		—	—	46,991	46,991
Warrants		—	—	7,500	7,500
Short-Term Investments		—	12,923,619	—	12,923,619

		$222,146,273	$16,823,619	$1,889,557	$240,859,449

Small Cap Growth Fund
Assets
Common Stocks
	Systems Software	$80,987,245	$—	$8,001,369	$88,988,614
	Other	1,528,472,653	—	—	1,528,472,653
Preferred Stocks		—	—	39,688,457	39,688,457
Limited Partnership Interest[1]		—	—	—	3,132,960

		$1,609,459,898	$—	$47,689,826	$1,660,282,684

Small Cap Value Fund
Assets
Common Stocks		$384,056,667	$—	$—	$384,056,667
Limited Partnership Interest		4,627,185	—	—	4,627,185
Short-Term Investments		—	6,755,973	—	6,755,973

		$388,683,852	$6,755,973	$—	$395,439,825

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$643,638	$—	$885,728	$1,529,366
	Other	37,902,079	—	—	37,902,079
Rights		—	—	9,742	9,742
Limited Partnership Interest		4,120,947	—	—	4,120,947
Limited Liability Company Membership Interest		222,003	—	—	222,003
Short-Term Investments		—	4,979,707	—	4,979,707

		$42,888,667	$4,979,707	$895,470	$48,763,844

Ultra Growth Fund
Assets
Common Stocks		$109,306,551	$—	$—	$109,306,551
Preferred Stocks		—	—	1,661,690	1,661,690
Warrants		—	—	45,600	45,600
Limited Partnership Interest[1]		—	—	—	2,928,386
Short-Term Investments		—	1,685,171	—	1,685,171

		$109,306,551	$1,685,171	$1,707,290	$115,627,398

World Innovators Fund
Assets
Common Stocks		$161,134,299	$—	$—	$161,134,299
Rights		—	—	12,555	12,555
Limited Partnership Interest[1]		—	—	—	204,569
Short-Term Investments		—	50,247,671	—	50,247,671

		$161,134,299	$50,247,671	$12,555	$211,599,094

Income Fund
Assets
Corporate Bonds		$—	$48,562,126	$—	$48,562,126
Asset-Backed Securities		—	13,865,693	981,563	14,847,256
Mortgage-Backed Securities		—	11,480,982	—	11,480,982
U.S. Treasury Notes		—	7,447,052	—	7,447,052
U.S. Government Agency Securities		—	3,175,330	—	3,175,330
Municipal Bonds		—	3,074,915	—	3,074,915
U.S. Treasury Inflation – Protected Securities		—	2,010,160	—	2,010,160
Foreign Bonds		—	991,169	—	991,169
Commercial Mortgage-Backed Securities		—	2,711,231	—	2,711,231
Short-Term Investments		—	748,953	—	748,953

		$—	$94,067,611	$981,563	$95,049,174

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$347,199,884	$—	$347,199,884
Short-Term Investments		—	2,657,845	—	2,657,845

		$—	$349,857,729	$—	$349,857,729

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

[1]	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Fund	Fair Value at 12/31/2017	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Small Cap Growth Fund
Limited Partnership Interests[1]	$3,132,960	—	—	—
Ultra Growth Fund
Limited Partnership Interests[1]	$2,928,386	—	—	—
World Innovators Fund
Limited Partnership Interests[1]	$204,569	—	—	—

[1]	The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years.

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Emerging Markets Select Fund	$2,961,848	$2,961,848
Emerging Markets Small Cap Fund	64,943,336	64,943,336
Frontier Emerging Small Countries Fund	11,787,637	11,787,637
Global Opportunities Fund	1,635,625	1,635,625
Global Value Fund	3,318,592	3,318,592
International Growth Fund	24,120,347	24,120,347
International Opportunities Fund	3,067,597	3,067,597

There was a transfer of $1,521,247 in the Emerging India Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for ICICI Lombard General Insurance Co. Ltd., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

During the period $1,967,327 in the Frontier Emerging Small Countries Fund was transferred from Level 1 to Level 3 due to the fair valuation of USD held in Zimbabwe.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2017:

Fund	Market Value Beginning Balance 9/30/2017	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2017	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2017
Core Growth Fund
Preferred Stocks	$4,024,495	$—	$—	$—	$—	523,750	$—	$—	4,548,245	$523,750

	4,024,495	—	—	—	—	523,750	—	—	4,548,245	523,750

Emerging India Fund
Common Stocks	1,521,247	—	—	—	—	—	—	(1,521,247)	—	—

	1,521,247	—	—	—	—	—	—	(1,521,247)	—	—

Emerging Markets Small Cap Fund
Common Stocks	16,664	—	—	—	—	(3)	—	—	16,661	(3)

	16,664	—	—	—	—	(3)	—	—	16,661	(3)

Frontier Emerging Small Countries Fund
Liabilities less Other Assets	—	—	—	—	—	—	1,967,327	—	1,967,327	—

	—	—	—	—	—	—	1,967,327	—	1,967,327	—

Micro Cap Value Fund
Convertible Preferred Stocks	1,460,260	26,220	—	—	—	12,855	—	—	1,499,335	12,855
Rights	345,106	—	—	—	—	(9,375)	—	—	335,731	(9,375)
Limited Liability Company Membership Interest	51,476	—	—	—	—	(4,485)	—	—	46,991	(4,485)
Warrants	2,500	—	—	—	—	5,000	—	—	7,500	5,000

	1,859,342	26,220	—	—	—	3,995	—	—	1,889,557	3,995

Small Cap Growth Fund
Common Stocks	—	6,000,003	—	—	—	2,001,366	—	—	8,001,369	2,001,366
Preferred Stocks	44,874,176	—	(6,000,003)	—	—	814,284	—	—	39,688,457	814,284

	44,874,176	6,000,003	(6,000,003)	—	—	2,815,650	—	—	47,689,826	2,815,650

Strategic Income Fund
Common Stocks	885,728	—	—	—	—	—	—	—	885,728	—
Rights	—	—	—	—	—	9,742	—	—	9,742	9,742

	885,728	—	—	—	—	9,742	—	—	895,470	9,742

Ultra Growth Fund
Preferred Stocks	1,511,972	—	—	—	—	149,718	—	—	1,661,690	149,718
Warrants	—	64,988				(19,388)			45,600	(19,388)

	1,511,972	64,988	—	—	—	130,330	—	—	1,707,290	130,330

World Innovators Fund
Rights	—	—	—	—	—	12,555	—	—	12,555	12,555

	—	—	—	—	—	12,555	—	—	12,555	12,555

Income Fund
Asset-Backed Securities	1,009,375	—	—	—	—	(27,812)	—	—	981,563	(27,812)

Limited Partnership Interest	1,009,375	—	—	—	—	(27,812)	—	—	981,563	(27,812)

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/2017	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Direct Venture Capital Investments: Systems Software	$4,548,245	Market comparable companies	EV/R* multiple Discount for lack of marketability	7.5 - 11.1 (9.2) 20%

Micro Cap Value Fund	Rights: Pharmaceuticals	$326,356	Probability of receipt	Probability of receipt	50%

Micro Cap Value Fund	Private Investment in a Public Equity: Oil & Gas Refining & Marketing	$1,499,335	Bond model with call option	Bond model with call option	100%

Small Cap Growth Fund	Common Stock: Systems Software	$8,001,369	Market comparable companies	Discount for lack of marketability	15%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$1,554,241	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.0 - 11.1 (5.6) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$13,446,743	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.3 - 9.7 (5.5) 20%
Small Cap Growth Fund	Direct Venture Capital Investment Systems Software	$6,397,861	Liquidation preference	Probability weighting	80%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$18,289,612	Market comparable companies	EV/R* multiple Discount for lack of marketability	7.5 - 11.1 (9.2) 20%

Strategic Income Fund	Common Stock: Diversified REITs	$885,728	Last trade	Last trade	100%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$388,562	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.0 - 11.1 (5.6) 20%

Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$265,717	Probability of completion of repurchase	Discount to repurchase amount	20%

Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$1,007,411	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.3 - 9.7 (5.5) 20%

Ultra Growth Fund	Warrants: Health Care Equipment	$45,000	Black Scholes	Black Scholes Take out value	90% 10%

Income Fund	Asset Backed Security	$981,563	Broker bid	Broker bid	100%

Frontier Emerging Small Countries Fund	Liabilities less Other Assets: USD held in Zimbabwe	$1,967,327	Discount for lack of marketability of currency	Discount for lack of marketability of currency	40%

*	Enterprise-Value-To-Revenue Multiple—(“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2017 (UNAUDITED)

7. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ web site at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 23, 2018

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: February 23, 2018